UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd.,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:      4/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

# Looking long-term

QUARTERS ONLY
50¢

Annual Report | AdvisorOne Funds | April 30, 2012

AdvisorOne Funds

Distributed by Northern Lights Distributors, LLC, Member FINRA

AdvisorOne Funds Annual Report

Table of Contents

Letter from the Portfolio Management Team	3
Amerigo Fund - Portfolio Summary	5
Amerigo Fund - Performance Update	6
Clermont Fund - Portfolio Summary	7
Clermont Fund - Performance Update	8
Select Allocation Fund - Portfolio Summary	9
Select Allocation Fund - Performance Update	10
Descartes Fund - Portfolio Summary	11
Descartes Fund - Performance Update	12
Liahona Fund - Portfolio Summary	13
Liahona Fund - Performance Update	14
Enhanced Income Fund - Portfolio Summary	15
Enhanced Income Fund - Performance Update	16
Flexible Income Fund - Portfolio Summary	17
Flexible Income Fund - Performance Update	18
Select Appreciation Fund - Portfolio Summary	19
Select Appreciation Fund - Performance Update	20
Shelter Fund - Portfolio Summary	21
Shelter Fund - Performance Update	22
Amerigo Fund - Schedule of Investments	23
Clermont Fund - Schedule of Investments	26
Select Allocation Fund - Schedule of Investments	31
Descartes Fund - Schedule of Investments	35
Liahona Fund - Schedule of Investments	39
Enhanced Income Fund - Schedule of Investments	43
Flexible Income Fund - Schedule of Investments	47
Select Appreciation Fund - Schedule of Investments	50
Shelter Fund - Schedule of Investments	53
Statements of Assets and Liabilities	56
Statements of Operations	58

AdvisorOne Funds Annual Report

Table of Contents, cont’d.

Amerigo Fund - Statements of Changes in Net Assets	60
Clermont Fund - Statements of Changes in Net Assets	60
Select Allocation Fund - Statements of Changes in Net Assets	61
Descartes Fund - Statements of Changes in Net Assets	61
Liahona Fund - Statements of Changes in Net Assets	62
Enhanced Income Fund - Statements of Changes in Net Assets	62
Flexible Income Fund - Statements of Changes in Net Assets	63
Select Appreciation Fund - Statements of Changes in Net Assets	63
Shelter Fund - Statements of Changes in Net Assets	64
Amerigo Fund - Financial Highlights	65
Clermont Fund - Financial Highlights	67
Select Allocation Fund - Financial Highlights	9/
Descartes Fund - Financial Highlights	69
Liahona Fund - Financial Highlights	70
Enhanced Income Fund - Financial Highlights	71
Flexible Income Fund - Financial Highlights	71
Select Appreciation Fund - Financial Highlights	72
Shelter Fund - Financial Highlights	73
Notes to Financial Statements	74
Report of Independent Registered Public Accounting Firm	93
Shareholder Expense Example	94
Additional Information	99

AdvisorOne Funds Annual Report

Letter From The Portfolio Management Team

Dear Shareholders,

The most recent  fiscal  year (May  1, 2011, through  April  30, 2012) was interesting, to say the least. After getting off to a solid start, despite rising tensions in the Middle East and the Japan tsunami, the markets were able to maintain decent momentum into late spring and early summer of 2011, albeit  the ride was a bumpy one. Then, as we moved into summer  2011, political dysfunction in Washington came to a head, with the failure of the debt ceiling debate resulting in the U.S. Treasury bond credit downgrade.  From that point until the fall, volatility  and uncertainty ruled the market. However, by late fall and the first part of 2012, the economic picture was improving. European policymakers were taking steps to address their issues with the structured default of Greece debt and the second liquidity operation to support European banks. Late in the 2011 calendar year, a number of central bankers around the globe pledged to ensure liquidity in their own currencies to help avoid a liquidity meltdown similar to what we experienced after the Lehman Brothers bankruptcy.

Interestingly and, to some, surprisingly, for the 12-month  period  ended April  30, 2012, the Standard  and Poor’s stock index had a total return of +4.73%, leaving  the summer of 2011 a mere bad memory. However, when you dissect the fiscal year into six month halves, the story is quite different. From April 30, 2011 to October  31, 2011, the S&P 500 had total returns  of -7.11%. From October  31, 2011 to April  30, 2012 the S&P 500 had total returns  of

+12.77%.

Adding to the difficulty from a money management perspective, the S&P 500 was one of the leading equity asset classes for the first six months of the fiscal year, trailing only large company growth stocks. Any diversification, including medium to small companies as well as international diversification, hurt portfolio returns. It is an extremely difficult environment for money managers when the benchmark is leading the charge. Adding insult to injury, the S&P 500 also led in the second six-month period, making for a difficult year as the benchmark therefore led in both the down and up markets for the year.

Investment Outlook

As we enter the new fiscal year, the recent rally in the equity markets since last October appears to be losing momentum. While economic growth continues in much of the world, election year politics, European debt uncertainty, and Chinese growth expectations will likely add volatility as the year progresses.

Valuations in the equity market are reasonable and, as we gain clarity on the issues of the day, we expect to see a resumption of rising equity prices. The exact timing of when equities will again begin moving forward is unclear, but we expect some strength to re-emerge towards the end of the election cycle. Obviously, the European debt issues will need to be closely monitored to gauge their impact on the overall market. Unless this region deteriorates from current stress levels, we are cautiously optimistic going forward.

AdvisorOne Funds Annual Report

As we move through the next fiscal year, we expect to see a reduction in uncertainty as we move past the elections and have more time to evaluate Chinese and European growth issues. We expect to see emerging markets, equities, and corporate bonds perform more favorably. While we remain in a period of high uncertainty currently, the U.S. is likely to lead in both stocks and bonds. In other words, the S&P 500 and U.S. Treasuries should lead, because the U.S. serves as a safe haven in times of market stress and the U.S. economy  is exhibiting relative strength compared to a number of foreign economies.

A good sign for continued economic growth was the U.S. economy’s ability to avoid falling into a recession in

2011 despite the Japanese earthquake and tsunami and its effects on global supply chains. Continuing strength, or at least improvement in the labor market, should add to the U.S.’s ability to navigate the rough seas that continue to be churned up by the European debt issues.

Sincerely,

Portfolio Management Team

The AdvisorOne Funds are each a fund of funds, meaning they invest in underlying mutual funds and exchange traded funds (“Underlying Funds”). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those Underlying Funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds that may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

AdvisorOne Funds Annual Report
Amerigo Fund - Portfolio Summary

## Portfolio Commentary

The recent performance of U.S. equity securities from last October through the April 30 year-end has been strong for the markets, as they have rebounded from the debt ceiling debates of the summer. The "risk-off" mentality of seeking safety in large U.S. companies definitely made it a tough environment to keep up as any allocations away from the U.S. names hurt performance. Diversification helps lower the risk of the portfolio and stabilize returns over time but can result in periods where a single asset class dominates performance.

During this period, Amerigo shifted its assets toward large caps and dividend-paying securities and reduced its allocations to international and developed and emerging markets. Within the developed international exposure the fund was allocated to the northern European countries with minimal exposure to southern countries. The fund has been maintaining exposure to domestic mid and small caps. Mid and small caps are more dependent on their home markets, with less exposure to global markets for revenues. With the U.S. being one of the better markets compared to the rest of the world, the fund has focused on domestic firms for growth. To complement this exposure, the fund had small exposure to gold and precious metals as a hedge, in case the central banks rapidly expanded their balance sheets again. The fund sold the last of its high yield bonds as yields came down and were not as attractive for capital gains in a low interest rate environment.

**Based on total net asset value as of April 30, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

*You cannot invest directly in an index or benchmark.*

## Portfolio Composition*

3.02% Mid Cap Growth
1.66% Other / Cash Equivalents
3.32% Money Market Funds
5.40% Large Cap Value
22.69% Mid Cap Blend
5.50% International Equity
7.79% Small Cap Blend
14.57% Large Cap Blend
7.82% Large Cap Growth
13.72% Specialty
14.51% Emerging Markets

## Top Ten Portfolio Holdings*

**Vanguard - Mid-Cap ETF** — 7.40%
This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

**iShares - Russell Midcap Index Fund** — 5.91%
This Fund seeks investment results that correspond generally to the Russell Midcap Index.

**SPDR - S&P 500 ETF Trust** — 5.35%
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

**iShares - Russell 1000 Growth Index Fund** — 4.77%
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

**Vanguard - Small Cap ETF** — 4.64%
This Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.

**SPDR - Energy Select Sector Fund** — 4.38%
This Fund seeks to invest in a wide array of industrial companies including aerospace, defense, building products, construction, engineering, electrical equipment, and others.

**SPDR - S&P MidCap 400 ETF Trust** — 4.36%
This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

**Vanguard Extended Market ETF** — 3.54%
This Fund seeks to track the performance of the S&P Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies.

**Fifth Third Institutional Money Market Fund** — 3.32%
This Fund seeks stability of principal and current income. The fund invests primarily in high-quality commercial paper and other money market securities.

**iShares - MSCI Emerging Markets Index Fund** — 3.18%
This Fund seeks investment results that correspond with the global emerging markets.

5

AdvisorOne Funds Annual Report

Amerigo Fund - Performance Update

## Annualized Total Returns as of April 30, 2012

| | 1 Year | 3 Year | 5 Year | 10 Year | Since Inception | Inception Date |
|---|---|---|---|---|---|---|
| Class C Shares[1] | -5.32% | 15.86% | -0.31% | 3.94% | 0.73% | 7/13/00 |
| Class N Shares[2] | -4.31% | 17.03% | 0.70% | 4.98% | 5.05% | 7/14/97 |

[1] Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
[2] Class N Shares are not subject to an initial sales charge or a CDSC.

## Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$25,000
$20,000
$15,000
$10,000
$20,732
$19,805
7/14/97
10/31/97
4/98
10/98
4/99
10/99
4/00
10/00
4/01
10/01
4/02
10/02
4/03
10/03
4/04
10/04
4/05
10/05
4/06
10/06
4/07
10/07
4/08
10/08
4/09
10/09
4/10
10/10
4/11
10/11
4/12
Amerigo Fund (Class N)
S&P 500 Index

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Amerigo Fund Class C and Class N for the fiscal year ending April 30, 2011 were 2.43% and 1.43%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.*

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

6

AdvisorOne Funds Annual Report
Clermont Fund - Portfolio Summary

## Portfolio Commentary

The recent performance of U.S. equity securities from last October through the April 30 year-end has been strong for the markets, as they have rebounded from the debt ceiling debates of the summer. The "risk off" mentality of seeking safety in large U.S. companies definitely made it a tough environment to keep up as any allocations away from the U.S. names hurt performance. Diversification helps to lower the risk of the portfolio and stabilize returns over time but can experience periods were a single asset class dominates performance.

During this period, Clermont shifted its assets toward large caps and dividend-paying securities and reduced its allocations to international and developed and emerging markets, while maintaining exposure to domestic mid and small caps. Mid and small caps are more dependent on their home markets, with less exposure to global markets for revenues. With the U.S. being one of the better markets compared to the rest of the world, the fund focused on domestic firms for growth. To complement this exposure and capture the lower prices, the fund added a small exposure to gold and precious metals as a hedge, in case central banks rapidly expanded their balance sheets again. The fund reduced some of its high yield bond exposure, as yields came down and were not as attractive in a low interest rate environment. Paired with the reduction in high yield bonds, the fund also lowered its cash in favor of investment grade bonds.

**Based on total net asset value as of April 30, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

*You cannot invest directly in an index or benchmark.*

## Portfolio Composition*

2.08% Large Cap Growth
0.79% Money Market Funds
2.14% Commodity Funds
0.37% Other / Cash Equivalents
2.66% Small Cap Blend
4.10% International Equity
4.22% Specialty
4.59% Emerging Markets
34.18% Bond Funds
8.60% Large Cap Value
9.11% Mid Cap Blend
16.39% Large Cap Blend
10.77% Corporate Bonds

## Top Ten Portfolio Holdings*

**iShares - Barclays Credit Bond Fund** 11.51%
This Fund seeks investment results that correspond generally to the price and yield of the Barclays Capital U.S. Credit Bond Index.

**SPDR - S&P 500 ETF Trust** 8.24%
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

**iShares - iBoxx $ High Yield Corporate Bond Fund** 7.54%
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

**iShares - iBoxx $ Investment Grade Corporate Bond Fund** 6.15%
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx $ Liquid Investment Grade Index.

**SPDR - Barclays Capital High Yield Bond ETF** 4.44%
This Fund seeks to provide investment results that correspond generally to the price and yield performance of the Barclays Capital High Yield Very Liquid Index.

**Vanguard - Total Stock Market ETF** 2.97%
This Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

**iShares - S&P 500 Index Fund** 2.77%
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

**SPDR - S&P MidCap 400 ETF Trust** 2.72%
This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

**Vanguard - Mid-Cap ETF** 2.48%
This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

**SPDR Dow Jones Industrial Average ETF Trust** 2.46%
SPDR Dow Jones Industrial Average ETF seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average (Ticker: DJITR).

7

AdvisorOne Funds Annual Report
Clermont Fund - Performance Update

## Annualized Total Returns as of April 30, 2012

| | 1 Year | 3 Year | 5 Year | 10 Year | Since Inception | Inception Date |
|---|---|---|---|---|---|---|
| Class N Shares[1] | 1.12% | 13.14% | 1.03% | 3.18% | 3.19% | 7/14/97 |

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

## Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$21,000
$18,000
$15,000
$12,000
$9,000
$20,652
$19,805
$15,903
7/14/97
10/31/97
4/98
10/98
4/99
10/99
4/00
10/00
4/01
10/01
4/02
10/02
4/03
10/03
4/04
10/04
4/05
10/05
4/06
10/06
4/07
10/07
4/08
10/08
4/09
10/09
4/10
10/10
4/11
10/11
4/12
Clermont Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Clermont Fund for the fiscal year ending April 30, 2011 were 1.44%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.*

S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. The Barclays Capital 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

8

AdvisorOne Funds Annual Report
Select Allocation Fund - Portfolio Summary

## Portfolio Commentary

The recent performance of U.S. equity securities from last October through the April 30 year-end has been strong for the markets, as they have rebounded from the debt ceiling debates of the summer. The "risk off" mentality of seeking safety in large U.S. companies definitely made it a tough environment to keep up as any allocations away from the U.S. names hurt performance. Diversification helps to lower the risk of the portfolio and stabilize returns over time but can experience periods were a single asset class dominates performance.

During this period, Select Allocation shifted its assets toward large caps and dividend-paying securities and reduced its allocations to international and developed and emerging markets, while maintaining exposure to domestic mid and small caps. Mid and small caps are more dependent on their home markets, with less exposure to global markets for revenues. With the U.S. being one of the better markets compared to the rest of the world, the fund focused on domestic firms for growth. To complement this exposure and capture the lower prices, the fund added a small exposure to gold and precious metals as a hedge, in case the central banks rapidly expanded their balance sheets again. The fund reduced some of its high yield bond exposure, as yields came down and were not as attractive in a low interest rate environment. Paired with the reduction in high yield bonds, the fund also lowered its cash in favor of investment grade bonds.

**Based on total net asset value as of April 30, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

*You cannot invest directly in an index or benchmark.*

## Portfolio Composition*

1.20% Commodity Funds
0.78% Money Market Funds
1.81% Common Stock
0.36% Other / Cash Equivalents
3.26% International Equity
4.75% Large Cap Growth
22.25% Large Cap Blend
5.55% Large Cap Value
5.57% Specialty
5.89% Small Cap Blend
15.17% Bond Funds
8.07% Emerging Markets
11.17% Corporate Bonds
14.17% Mid Cap Blend

## Top Ten Portfolio Holdings*

**SPDR - S&P 500 ETF Trust** **11.21%**
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

**iShares - iBoxx $ High Yield Corporate Bond Fund** **6.21%**
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

**SPDR - S&P MidCap 400 ETF Trust** **5.94%**
This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

**SPDR - Barclays Capital High Yield Bond ETF** **4.65%**
This Fund seeks to provide investment results that correspond generally to the price and yield performance of the Barclays Capital High Yield Very Liquid Index.

**iShares - Barclays Credit Bond Fund** **4.31%**
This Fund seeks investment results that correspond generally to the price and yield of the Barclays Capital U.S. Credit Bond Index.

**iShares - S&P 500 Index Fund** **4.26%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

**Vanguard - Total Stock Market ETF** **3.58%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

**Vanguard - Large-Cap ETF** **3.19%**
This Fund seeks to track the performance of large-capitalization stocks.

**Vanguard - Mid-Cap ETF** **3.16%**
This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

**Vanguard - Small Cap ETF** **3.04%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.

9

AdvisorOne Funds Annual Report
Select Allocation Fund - Performance Update

## Annualized Total Returns as of April 30, 2012

| | 1 Year | 3 Year | 5 Year | 10 Year | Since Inception | Inception Date |
|---|---|---|---|---|---|---|
| Class N Shares[1] | -2.31% | 16.34% | 0.46% | N/A | 2.31% | 1/27/06 |

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

## Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Select Allocation Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$14,000
$12,000
$10,000
$8,000
$6,000
$13,081
$12,429
$11,538
1/27/06
1/31/06
4/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
Select Allocation Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Select Allocation Fund for the fiscal year ending April 30, 2011 were 1.52%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.*

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

10

AdvisorOne Funds Annual Report

Descartes Fund - Portfolio Summary

## Portfolio Commentary

For the fiscal year ended April 30, Descartes underperformed its benchmark. The primary drivers of fund performance relative to the benchmark were a slightly above-normal risk allocation to international positions compared to the exclusion of international stocks from the S&P 500 – the primary benchmark – which invests in domestic stocks. International markets lagged U.S. markets due to concerns over Chinese economic growth and European economic viability. The strongest areas of the market over the last fiscal year were Treasury bonds and dividend-paying stocks.

During this period, the Descartes fund increased allocations to large cap stocks, value stocks, Asia, and Australia. A number of positions in small cap and global sectors, Asian regions, and low volatility stocks were also added to the portfolio. Allocations to Japan, Europe, small and mid caps, and growth stocks were decreased. Positions in international bonds, agricultural commodities, the U.S. dollar, and water utilities were removed from the portfolio. International allocations rose in the first six months of the period and then dropped slightly over the last six months.

At the end of the period, the fund remained overweight in the technology and healthcare sectors. Even though the position was reduced, Descartes remained overweight in growth relative to value. Small and mid cap stocks and Europe remained key underweight positions in the fund.

**Based on total net asset value as of April 30, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

*You cannot invest directly in an index or benchmark.*

## Portfolio Composition*

2.71% Mid Cap Blend
1.39% Other/ Cash Equivalents
3.29% Bond Funds
3.63% Money Market Funds
3.77% Small Cap Growth
28.20% Specialty
4.38% Emerging Markets
5.01% Mid Cap Growth
9.19% Large Cap Blend
18.23% Large Cap Growth
10.07% Large Cap Value
10.13% International Equity

## Top Ten Portfolio Holdings*

**iShares - Russell 1000 Growth Index Fund** — 11.06%
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

**iShares - S&P Global Technology Sector Index Fund** — 6.01%
This Fund seeks investment results that correspond with the performance of companies in the information technology sector of the economy.

**iShares - Russell Midcap Growth Index Fund** — 4.70%
This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

**Fifth Third Institutional Money Market Fund** — 3.63%
This Fund seeks stability of principal and current income. The fund invests primarily in high-quality commercial paper and other money market securities.

**iShares - S&P Global Energy Sector Index Fund** — 3.62%
This Fund seeks investment results that correspond generally to the S&P Global Energy Sector Index.

**iShares - Russell 1000 Value Index Fund** — 3.20%
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market

**Vanguard - Mega Cap 300 Growth ETF** — 3.11%
The Fund seeks to track the performance of a benchmark index that measures the investment return of the largest-capitalization growth stocks in the United States.

**iShares - Morningstar Large Growth Index Fund** — 3.02%
The iShares Morningstar Large Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index.

**iShares - Russell 2000 Growth Index Fund** — 2.91%
This Fund seeks to track the performance of the Russell 2000 Growth Index.

**iShares - MSCI United Kingdom Index Fund** — 2.83%
The iShares MSCI United Kingdom Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the British market, as measured by the MSCI United Kingdom Index.

11

AdvisorOne Funds Annual Report
Descartes Fund - Performance Update

## Annualized Total Returns as of April 30, 2012

| | 1 Year | 3 Year | 5 Year | 10 Year | Since Inception | Inception Date |
|---|---|---|---|---|---|---|
| Class N Shares[1] | -2.43% | 17.62% | 0.69% | N/A | 2.79% | 4/19/06 |

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

## Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Descartes Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$26,000
$22,000
$18,000
$14,000
$10,000
$6,000
$25,714
$12,127
$11,802
4/19/06
4/30/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
Descartes Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Decartes Fund for the fiscal year ending April 30, 2011 were 1.58%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.*

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

12

AdvisorOne Funds Annual Report
Liahona Fund - Portfolio Summary

## Portfolio Commentary

Liahona underperformed its benchmark for the fiscal year ended April 30. The primary drivers of fund performance relative to the benchmark were a slightly above-normal risk allocation to international positions and lower interest rate sensitivity. The S&P 500 is comprised of only domestic companies, so it is less sensitive to international markets. Bonds rallied as investors expressed concerns over Chinese economic growth and European economic viability. Stocks generally declined. U.S. stocks were up slightly but international markets declined. The strongest areas of the market over the last fiscal year were Treasury bonds and dividend-paying stocks, which are both sensitive to changes in interest rates.

During this period, the Liahona fund increased allocations to large cap stocks, value stocks, Asia, and Australia. The most important addition to Liahona was a number of low-volatility stock allocations. These ETFs are designed to own the less volatile stocks in their target markets, while giving the investor a larger allocation to stocks. Bonds seemed less attractive than stocks given the very low yields. Allocations to Europe, small and mid caps, and growth stocks were decreased. Positions in international bonds, global financials, and agricultural commodities were dropped from the portfolio. International allocations rose in the first six months of the period and then dropped over the last six months.

At the end of the period, the fund remained overweight in the technology and telecommuncation sectors. Even though the position was reduced, Liahona remained overweight in growth relative to value. Small and mid cap stocks and Europe remained key underweight positions in the fund.

**Based on total net asset value as of April 30, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

*You cannot invest directly in an index or benchmark.*

## Portfolio Composition*

1.56% Mid Cap Blend
1.11% Mid Cap Value
1.84% Small Cap Growth
0.72% Other / Cash Equivalents
2.26% Mid Cap Growth
3.31% Emerging Markets
18.79% Specialty
3.58% Money Market Funds
9.14% International Equity
18.22% Large Cap Growth
10.40% Large Cap Value
12.61% Bond Funds
16.46% Large Cap Blend

## Top Ten Portfolio Holdings*

**iShares - Russell 1000 Growth Index Fund** — 6.64%
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

**iShares - S&P 500 Index Fund** — 5.35%
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

**iShares - Morningstar Large Value Index Fund** — 5.11%
This Fund seeks investment results that correspond generally to the price and yield of the Morningstar Large Value Index.

**iShares - S&P 500 Growth Index Fund** — 4.20%
This Fund seeks investment results that correspond with performance of the large-capitalization growth sector of the U.S. equity market.

**SPDR - S&P 500 ETF Trust** — 4.19%
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

**iShares - S&P 100 Index Fund** — 3.65%
The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. large-cap stocks, as represented by the Standard & Poor's 100 Index.

**Fifth Third Institutional Money Market Fund** — 3.58%
This Fund seeks stability of principal and current income. The fund invests primarily in high-quality commercial paper and other money market securities.

**iShares - Morningstar Large Growth Index Fund** — 3.27%
The iShares Morningstar Large Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index.

**PowerShares DB US Dollar Index Bullish Fund** — 3.26%
This Fund seeks to track the price and yield of the Deutsche Bank Long US Dollar Futures Index.

**iShares - MSCI Japan Index** — 2.77%
This Fund seeks investment results that correspond generally to the price and yield of the MSCI Japan Index.

13

AdvisorOne Funds Annual Report

Liahona Fund - Performance Update

## Annualized Total Returns as of April 30, 2012

| | 1 Year | 3 Year | 5 Year | 10 Year | Since Inception | Inception Date |
|---|---|---|---|---|---|---|
| Class N Shares[1] | -0.09% | 14.42% | 0.73% | N/A | 2.30% | 4/19/06 |

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

## Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Liahona Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$26,000
$22,000
$18,000
$14,000
$10,000
$6,000
$25,892
$12,127
$11,470
4/19/06
4/30/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
Liahona Fund (Class N)
BarCap Govt/Credit 1-5 Yr TR USD
S&P 500 Index

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Liahona Fund for the fiscal year ending April 30, 2011 were 1.53%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.*

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap Govt/Credit 1-5 Yr USD 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

14

AdvisorOne Funds Annual Report
Enhanced Income Fund - Portfolio Summary

## Portfolio Commentary

The Enhanced Income Fund underperformed its benchmark during the six-month period from April 30 through October 31. This six-month period was very difficult for diversified portfolios comparing themselves to the S&P 500, particularly during the months of August and September. August and September were marked by strong selling across the board, reminiscent of panic selling we saw during the summer of 2010 and the fourth quarter of 2008.

The fund fared much better the second six-month period of the fiscal year, narrowly outperforming its benchmark of 40% of the S&P 500 by 10 basis points. Strong sector choices, namely banks, real estate, biotech and technology, helped offset underperformance in broad asset classes. Broad U.S. asset class performance and international holdings lagged the large cap S&P 500 Index.

Covered call income was slightly beneficial during the period. Low market volatility made it difficult to generate strong premiums.

**Based on total net asset value as of April 30, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

*You cannot invest directly in an index or benchmark.*

## Portfolio Composition*

1.36% International Equity
1.10% Other / Cash Equivalents
3.97% Mid Cap Blend
4.45% Money Market Funds
4.45% Emerging Markets
36.52% Large Cap Blend
5.49% Small Cap Blend
7.82% Bond Funds
34.84% Specialty

## Top Ten Portfolio Holdings*

**ProShares - Short S&P 500** — 23.48%
The Fund seeks daily investment results that correspond to the inverse of the daily performance of the S&P 500 index.

**SPDR - S&P 500 ETF Trust** — 18.48%
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

**iShares - S&P 500 Index Fund** — 18.04%
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

**iShares - iBoxx $ High Yield Corporate Bond Fund** — 7.82%
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

**iShares - Russell 2000 Index Fund** — 5.48%
This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

**Fifth Third Institutional Money Market Fund** — 4.45%
This Fund seeks stability of principal and current income. The fund invests primarily in high-quality commercial paper and other money market securities.

**SPDR - S&P MidCap 400 ETF Trust** — 3.97%
This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

**ProShares Short Dow30** — 2.95%
ProShares Short Dow30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average Index.

**ProShares Short Russell2000** — 2.49%
ProShares Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index.

**iShares - MSCI Emerging Markets Index Fund** — 2.48%
This Fund seeks investment results that correspond with the global emerging markets.

15

AdvisorOne Funds Annual Report
Enhanced Income Fund - Performance Update

## Annualized Total Returns as of April 30, 2012

| | 1 Year | 3 Year | 5 Year | 10 Year | Since Inception | Inception Date |
|---|---|---|---|---|---|---|
| Class N Shares[1] | -0.83% | N/A | N/A | N/A | 5.59% | 10/1/09 |

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

## Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Enhanced Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$16,000
$14,000
$12,000
$10,000
$8,000
10/1/09
10/31/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
$14,307
$11,505
Enhanced Income Fund (Class N)
S&P 500 Index

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Enhanced Income Fund for the fiscal year ending April 30, 2011 were 1.79%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.*

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

16

AdvisorOne Funds Annual Report
Flexible Income Fund - Portfolio Summary

## Portfolio Commentary

For the fiscal year ended April 30, 2012, the Flexible Income fund trailed its benchmark by a wide margin. Over the fiscal year, interest rates fell and U.S. treasuries led the way in terms of positive returns. Dissecting the fiscal year into two six month periods, we saw that U.S. treasuries led the first half of the year during the flight-to-quality in the summer of 2011, all the while pulling the U.S. aggregate bond index along with them, as Treasuries represent typically over one-third of the index. The second half of the year played out more like we expected the entire year to play out, with corporate bonds leading the way in terms of returns. However, the strength in Treasuries and the U.S. aggregate bond index in the first half of the year was too high of a hurdle to overcome by fiscal year end. As long as economic growth in the near future is expected to be around 2-3% and inflation in that same range, we will continue to think that sub-2% yields on 10-year U.S. Treasuries leaves them significantly overvalued. Despite the pain it caused us last fiscal year, we intend to remain underweight in U.S. Treasuries.

**Based on total net asset value as of April 30, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

*You cannot invest directly in an index or benchmark.*

## Portfolio Composition*

9.10% Corporate Bonds
0.25% Other / Cash Equivalents
9.94% Money Market Funds
48.88% Bond Funds
31.83% U.S. Government and Agency Obligations

## Top Ten Portfolio Holdings*

**Fifth Third Institutional Money Market Fund** — 9.94%
This Fund seeks stability of principal and current income. The fund invests primarily in high-quality commercial paper and other money market securities.

**iShares - iBoxx $ High Yield Corporate Bond Fund** — 9.67%
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

**SPDR - Barclays Capital High Yield Bond ETF** — 9.38%
This Fund seeks to provide investment results that correspond generally to the price and yield performance of the Barclays Capital High Yield Very Liquid Index.

**iShares - Barclays Intermediate Credit Bond Fund** — 6.35%
This Fund seeks results that correspond generally to the price and yield performance of the investment grade credit sector of the U.S. bond market.

**iShares - Barclays Aggregate Bond Fund** — 5.95%
This Fund seeks investment results that correspond generally to the price and yield performance of the total United States investment grade bond market as defined by the Barclays Capital U.S. Aggregate Bond Index.

**iShares - iBoxx $ Investment Grade Corporate Bond Fund** — 2.58%
This Fund seeks investment results that correspond generally to the price and yield performance of the corporate bond market as defined by the iBoxx $ Liquid Investment Grade Index.

**iShares - Barclays Credit Bond Fund** — 2.54%
This Fund seeks investment results that correspond generally to the price and yield of the Barclays Capital U.S. Credit Bond Index.

**Vanguard - Total Bond Market ETF** — 2.51%
This Fund seeks to track the performance of a broad, market-weighted bond index.

**General Mills, Inc., 5.65%, due 2/15/19** — 2.04%

17

AdvisorOne Funds Annual Report Flexible Income Fund - Performance Update

## Annualized Total Returns as of April 30, 2012

| | 1 Year | 3 Year | 5 Year | 10 Year | Since Inception | Inception Date |
|---|---|---|---|---|---|---|
| Class N Shares[1] | 4.94% | N/A | N/A | N/A | 5.12% | 10/1/09 |

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

## Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$16,000
$14,000
$12,000
$10,000
$8,000
10/1/09
10/31/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
$11,632
$11,373
Flexible Income Fund (Class N)
Barclays Aggregate Bond Index

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Flexible Income Fund for the fiscal year ending April 30, 2011 were 1.17%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.*

The Barclays Capital U.S. Aggregate Bond Index provides a measure of the performance of the U.S. investment grade bonds market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, and asset-backed securities that are publicly offered for sale in the United States. The securities in the index must have at least 1 year remaining to maturity. In addition, the securities must be denominated in US dollars and must be fixed rate, nonconvertible, and taxable. Investors cannot invest directly in an index.

18

AdvisorOne Funds Annual Report Select Appreciation Fund - Portfolio Summary

## Portfolio Commentary

The performance of U.S. equity securities from October 2011 through the April 30 year-end was strong for the markets, as they rebounded from the debt ceiling debates of the summer. The "risk-off" mentality of seeking safety in large U.S. companies definitely made it a tough environment to keep up, as any allocations away from the U.S. names hurt performance. Diversification helps lower the risk of the portfolio and stabilize returns over time, but can result in periods where a single asset class dominates performance.

During this period, Select Appreciation shifted its assets toward large caps and dividend-paying securities and reduced its allocations to international and developed and emerging markets. Within the developed international exposure, the fund was allocated to northern European countries with minimal exposure to southern countries. The fund maintained exposure to domestic mid and small caps. Mid and small caps are more dependent on their home markets, with less exposure to global markets for revenues. With the U.S. being one of the better markets compared to the rest of the world, the fund focused on domestic firms for growth. To complement this exposure, the fund had small exposure to gold and precious metals as a hedge, in case central banks rapidly expanded their balance sheets again. The fund sold the last of its high yield bonds as yields came down and were not as attractive for capital gains in a low interest rate environment.

**Based on total net asset value as of April 30, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

*You cannot invest directly in an index or benchmark.*

## Portfolio Composition*

1.08% Common Stock
2.35% Commodity Funds
2.38% Mid Cap Value
0.13% Other / Cash Equivalents
2.56% International Equity
3.27% Money Market Funds
5.17% Specialty
32.98% Mid Cap Blend
5.59% Large Cap Growth
6.83% Large Cap Value
7.81% Emerging Markets
13.98% Small Cap Blend
15.87% Large Cap Blend

## Top Ten Portfolio Holdings*

**SPDR - S&P MidCap 400 ETF Trust** 14.67%

This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

This is an exchange-traded note that provides investors with a cash payment at the scheduled maturity or optional redemption based on a leveraged participation in the S&P 500 TR Index.

**Vanguard - Small Cap ETF** 8.86%

This Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.

**Vanguard - MSCI Emerging Markets ETF** 6.11%

This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

**iShares - Russell Midcap Index Fund** 5.94%

This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

**PowerShares - QQQ Trust Series I** 5.59%

This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.

**iShares - S&P MidCap 400 Index Fund** 4.97%

The iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. mid-cap stocks, as represented by the Standard & Poor's MidCap 400 Index.

**iShares - Russell 2000 Index Fund** 3.90%

This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

**Vanguard - Mid-Cap ETF** 3.88%

This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

**Vanguard Extended Market ETF** 3.52%

This Fund seeks to track the performance of the S&P Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies.

19

AdvisorOne Funds Annual Report Select Appreciation Fund - Performance Update

## Annualized Total Returns as of April 30, 2012

| | 1 Year | 3 Year | 5 Year | 10 Year | Since Inception | Inception Date |
|---|---|---|---|---|---|---|
| Class N Shares[1] | -3.54% | N/A | N/A | N/A | 10.85% | 10/1/09 |

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

## Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Select Appreciation Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$16,000
$14,000
$12,000
$10,000
$8,000
10/1/09
10/31/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
$14,307
$13,041
Select Appreciation Fund (Class N)
S&P 500 Index

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Select Appreciation Fund for the fiscal year ending April 30, 2011 were 1.61%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.*

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

20

AdvisorOne Funds Annual Report
Shelter Fund - Portfolio Summary

## Portfolio Commentary

Given the difficult environment during the recent fiscal year, it is important to restate the primary objective of the Shelter fund, which is to minimize the impact of major market declines. Growing capital is the secondary objective of the fund.

Shelter Fund's underperformance for the fiscal year was driven primarily by the fact that a protection strategy was in place as the equity market moved up after the October 2011 lows. The fund moved to 89% in the protection strategy by mid-August 2011 as a result of the market turmoil last summer. Subsequently, the fund had a number of signals moving both into and moving out of the market, as volatility and low interest rates has kept the fund active. Despite the volatility in the market, the general trend was up after the October 2011 low point. Having assets in a protection strategy during this time frame hurt relative returns. Most of the moves were fairly modest, moving between 1-5% back into equities. In mid-March, there was one significant signal moving over a quarter of the portfolio back into the equity market as rates rose and volatility calmed after a spike in early March.

The equity allocation in the fund was consistent with the fund's need for broad-based, highly liquid exchange traded funds, which are required to support the fund's ability to move into and out of the protection strategy. During the calendar 2012 first quarter, we reduced our target equity allocation away from domestic large blend and raised our risk exposure in mid caps, small caps, and emerging market equities as the economy continued to show signs of improvement.

*Based on total net asset value as of April 30, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

*You cannot invest directly in an index or benchmark.*

## Portfolio Composition*

1.69% Small Cap Growth
1.58% International Equity
2.38% Large Cap Growth
0.70% Other / Cash Equivalents
2.55% Mid Cap Growth
3.63% Money Market Funds
3.99% Small Cap Blend
55.71% Large Cap Blend
5.07% Mid Cap Blend
5.51% Emerging Markets
17.19% U.S. Government and Agency Obligations

## Top Ten Portfolio Holdings*

**iShares - S&P 500 Index Fund** 27.86%
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

**SPDR - S&P 500 ETF Trust** 27.85%
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

**Fifth Third Institutional Money Market Fund** 3.63%
This Fund seeks stability of principal and current income. The fund invests primarily in high-quality commercial paper and other money market securities.

**iShares - MSCI Emerging Markets Index Fund** 2.76%
This Fund seeks investment results that correspond with the global emerging markets.

**Vanguard - MSCI Emerging Markets Index Fund ETF** 2.75%
This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

**Vanguard - Mid-Cap ETF** 2.54%
This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

21

AdvisorOne Funds Annual Report

Shelter Fund - Performance Update

## Annualized Total Returns as of April 30, 2012

| | 1 Year | 3 Year | 5 Year | 10 Year | Since Inception | Inception Date |
|---|---|---|---|---|---|---|
| Class N Shares[1] | -14.60% | N/A | N/A | N/A | 0.30% | 12/30/09 |

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

## Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$14,000
$12,000
$10,000
$8,000
12/30/09
1/31/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
$13,013
$10,958
$10,401
$10,070
Shelter Fund (Class N)
S&P 500 Index
BarCap U.S. Treasury 1-3 Yr
BarCap Govt/Credit 1-5 Yr TR USD

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Shelter Fund for the fiscal year ending April 30, 2011 were 1.51%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.*

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

Barclays Capital U.S. Treasury 1-3 Year Index, is an unmanaged index of public obligations of the U.S. Treasury with a remaining maturity of one to three years.

CLS Investments, LLC (the "Adviser") has elected to change the benchmark comparison for the Fund. Going forward, the BarCap 1-3 Year Government Credit Index will be used. The BarCap 1-5 Year Government Credit Index will continue to be shown with the BarCap 1-3 Year Government Credit Index information for a period of one year.

22

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund
April 30, 2012
	Shares	Value

Equity Funds - 97.09%
Commodity Funds - 2.07%
PowerShares DB Gold Fund *	80,000	$ 4,615,200
PowerShares DB Precious Metals Fund *	80,000	4,612,800
United States Commodity Index Fund *	20,000	1,219,200
		10,447,200
Emerging Markets - 14.51%
iShares MSCI All Country Asia ex Japan Index Fund	170,000	9,554,000
iShares MSCI BRIC Index Fund	70,000	2,805,600
iShares MSCI Emerging Markets Index Fund	380,000	16,036,000
iShares S&P Asia 50 Index Fund	50,000	2,245,500
iShares S&P Latin America 40 Index Fund	190,000	8,690,600
SPDR S&P BRIC 40 ETF	180,000	4,366,800
SPDR S&P China ETF	125,000	8,757,500
SPDR S&P Emerging Asia Pacific ETF	125,000	9,141,250
Vanguard MSCI Emerging Markets ETF	270,000	11,483,100
		73,080,350
International Equity - 5.50%
iShares MSCI Canada Index Fund	130,000	3,686,800
iShares MSCI Germany Index Fund	404,000	9,106,160
iShares MSCI Pacific ex-Japan Index Fund	140,000	6,174,000
iShares MSCI Sweden Index Fund	70,000	1,983,100
iShares S&P Global 100 Index Fund	70,000	4,363,100
Vanguard FTSE All-World ex-US ETF	50,000	2,171,000
Vanguard MSCI Europe ETF	5,000	224,700
		27,708,860
Large Cap Blend - 14.57%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	20,000	3,248,000
iShares S&P 100 Index Fund	65,000	4,135,950
iShares S&P 500 Index Fund	60,000	8,416,800
SPDR S&P 500 ETF Trust	193,000	26,975,610
Vanguard Large-Cap ETF	250,000	16,010,000
Vanguard Mega Cap 300 ETF	10,000	479,800
Vanguard Total Stock Market ETF	197,000	14,144,600
		73,410,760
Large Cap Growth - 7.82%
iShares Russell 1000 Growth Index Fund	364,000	24,024,000
PowerShares QQQ Trust Series 1	230,000	15,354,800
		39,378,800

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund (Continued)
April 30, 2012
	Shares	Value

Large Cap Value - 5.40%
iShares High Dividend Equity Fund	120,000	$ 6,951,600
iShares Morningstar Large Value Index Fund	50,000	3,141,000
RevenueShares Large Cap Fund	250,000	6,420,000
SPDR Dow Jones Industrial Average ETF Trust	20,000	2,636,000
Vanguard Dividend Appreciation ETF	59,000	3,442,650
Vanguard Value ETF	81,000	4,627,530
		27,218,780
Mid Cap Blend - 22.69%
iShares Russell Midcap Index Fund	270,000	29,781,000
iShares S&P MidCap 400 Index Fund	75,000	7,414,500
SPDR S&P MidCap 400 ETF Trust	122,000	21,984,400
Vanguard Extended Market ETF	303,000	17,825,490
Vanguard Mid-Cap ETF	460,000	37,292,200
		114,297,590
Mid Cap Growth - 3.02%
iShares Russell Midcap Growth Index Fund	242,000	15,209,700

Small Cap Blend - 7.79%
iShares Russell 2000 Index Fund	195,000	15,878,850
Vanguard Small Cap ETF	300,000	23,376,000
		39,254,850
Specialty - 13.72%
iShares Dow Jones US Pharmaceuticals Index Fund	60,000	5,037,000
iShares Nasdaq Biotechnology Index Fund	60,000	7,523,400
iShares S&P Global Energy Sector Index Fund	10,000	392,900
SPDR Consumer Staples Select Sector Fund	175,000	5,979,750
SPDR Energy Select Sector Fund	310,000	22,062,700
SPDR Financial Select Sector Fund	100,000	1,542,000
SPDR Health Care Select Sector Fund	250,000	9,377,500
SPDR S&P Biotech ETF *	60,000	4,880,400
SPDR S&P Pharmaceuticals ETF	70,000	4,064,200
SPDR Technology Select Sector Fund	278,000	8,284,400
		69,144,250

Total Equity Funds (cost $420,839,149)		489,151,140

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund (Continued)
April 30, 2012
	Shares	Value

Money Market Funds - 3.32%
Fifth Third Institutional Money Market Fund	16,751,781	$ 16,751,781
Total Money Market Funds (cost $16,751,781)		16,751,781

Total Investments (cost $437,590,930) - 100.41%		$ 505,902,921
Liabilities In Excess of Other Assets - (0.41)%		(2,081,702)
NET ASSETS - 100.00%		$ 503,821,219

*Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund
April 30, 2012
	Shares	Value

Common Stock - 0.43%
Diversified Companies - 0.43%
Berkshire Hathaway, Inc. - Class B * +	15,000	$ 1,206,750
Total Common Stock (cost $1,155,375)		1,206,750

Bond Funds - 34.18%
iShares 10+ Year Credit Bond Fund	1,000	58,830
iShares Barclays 1-3 Year Credit Bond Fund	3,000	314,550
iShares Barclays 3-7 Year Treasury Bond Fund	1,000	122,430
iShares Barclays 7-10 Year Treasury Bond Fund	1,000	105,690
iShares Barclays Aggregate Bond Fund	1,000	110,590
iShares Barclays Credit Bond Fund	290,000	32,027,600
iShares Barclays Intermediate Credit Bond Fund	15,000	1,639,200
iShares iBoxx $ High Yield Corporate Bond Fund	230,000	20,976,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	147,000	17,122,560
PIMCO Enhanced Short Maturity Strategy Fund	4,000	404,340
SPDR Barclays Capital Aggregate Bond ETF	1,000	58,300
SPDR Barclays Capital High Yield Bond ETF	311,000	12,356,030
SPDR Barclays Capital Intermediate Term Credit Bond ETF	21,000	714,420
SPDR Barclays Capital Long Term Credit Bond ETF	1,000	39,330
SPDR Barclays Capital Short Term Corporate Bond ETF	3,000	91,740
Vanguard Intermediate-Term Bond ETF	3,000	263,670
Vanguard Intermediate-Term Corporate Bond ETF	25,000	2,118,250
Vanguard Long-Term Corporate Bond ETF	1,000	86,530
Vanguard Short-Term Bond ETF	5,000	405,950
Vanguard Short-Term Corporate Bond ETF	3,000	237,660
Vanguard Total Bond Market ETF	70,000	5,874,400
Total Bond Funds (cost $87,340,892)		95,128,070

Equity Funds - 53.89%
Commodity Funds - 2.14%
PowerShares DB Commodity Index Tracking Fund *	15,000	426,150
PowerShares DB Gold Fund *	40,000	2,307,600
PowerShares DB Precious Metals Fund *	40,000	2,306,400
United States Commodity Index Fund *	15,000	914,400
		5,954,550
Emerging Markets - 4.59%
iShares MSCI All Country Asia ex Japan Index Fund	42,000	2,360,400
iShares MSCI Emerging Markets Index Fund +	42,000	1,772,400
iShares S&P Latin America 40 Index Fund	21,000	960,540
SPDR S&P BRIC 40 ETF	32,000	776,320
SPDR S&P Emerging Asia Pacific ETF	42,000	3,071,460
Vanguard MSCI Emerging Markets ETF	90,000	3,827,700
		12,768,820

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2012
	Shares	Value

International Equity - 4.10%
iShares MSCI Germany Index Fund	81,000	$ 1,825,740
iShares MSCI Pacific ex-Japan Index Fund	50,000	2,205,000
iShares S&P Global 100 Index Fund	55,000	3,428,150
Vanguard FTSE All-World ex-US ETF	50,000	2,171,000
Vanguard MSCI Europe ETF	5,000	224,700
Vanguard MSCI Pacific ETF	16,000	831,200
Vanguard Total World Stock Index Fund	15,000	715,500
		11,401,290
Large Cap Blend - 16.39%
iShares S&P 100 Index Fund	20,000	1,272,600
iShares S&P 500 Index Fund	55,000	7,715,400
SPDR S&P 500 ETF Trust +	164,000	22,922,280
Vanguard Large-Cap ETF	85,000	5,443,400
Vanguard Total Stock Market ETF	115,000	8,257,000
		45,610,680
Large Cap Growth - 2.08%
iShares Russell 1000 Growth Index Fund	41,000	2,706,000
iShares S&P 500 Growth Index Fund	1,000	75,340
PowerShares QQQ Trust Series 1 +	45,000	3,004,200
		5,785,540
Large Cap Value - 8.60%
iShares High Dividend Equity Fund	110,000	6,372,300
iShares Morningstar Large Value Index Fund	51,000	3,203,820
iShares S&P 500 Value Index Fund	1,000	64,070
RevenueShares Large Cap Fund	70,000	1,797,600
SPDR Dow Jones Industrial Average ETF Trust +	52,000	6,853,600
Vanguard Dividend Appreciation ETF	53,000	3,092,550
Vanguard Value ETF	45,000	2,570,850
		23,954,790
Mid Cap Blend - 9.11%
iShares Russell Midcap Index Fund	40,000	4,412,000
iShares S&P MidCap 400 Index Fund	15,000	1,482,900
SPDR S&P MidCap 400 ETF Trust +	42,000	7,568,400
Vanguard Extended Market ETF	85,000	5,000,550
Vanguard Mid-Cap ETF	85,000	6,890,950
		25,354,800
Small Cap Blend - 2.66%
iShares Russell 2000 Index Fund +	21,000	1,710,030
Vanguard Small Cap ETF	73,000	5,688,160
		7,398,190

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2012
	Shares	Value

Specialty - 4.22%
iShares Diversified Alternatives Trust *	10,000	$ 487,100
iShares Dow Jones US Pharmaceuticals Index Fund	20,000	1,679,000
SPDR Consumer Staples Select Sector Fund	82,000	2,801,940
SPDR Energy Select Sector Fund +	42,000	2,989,140
SPDR Health Care Select Sector Fund	70,000	2,625,700
SPDR S&P Pharmaceuticals ETF	20,000	1,161,200
		11,744,080

Total Equity Funds (cost $125,769,728)		149,972,740
	Principal ($)
Corporate Bonds - 10.77%
Agilent Technologies, Inc., 6.50%, due 11/1/17	$ 1,475,000	1,796,354
Alcoa, Inc., 5.87%, due 2/23/22	1,762,000	1,884,464
Bunge, Ltd. Financial, 8.50%, due 6/15/19	779,000	969,318
Chesapeake Energy Corp., 6.625%, due 8/15/20	3,075,000	3,009,656
Chevron Phillips Chemical Co., 8.25%, due 6/15/19 **	1,120,000	1,501,470
Enogex, LLC, 6.25%, due 3/15/20 **	2,180,000	2,461,828
Farmers Insurance Exchange, 6.00%, due 8/1/14 **	2,510,000	2,640,716
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,600,000	1,582,096
HSBC Finance Corp., 7.00%, due 5/15/12	1,600,000	1,604,664
Israel Electric Corp Ltd., 7.25%, due 1/15/19 **	700,000	713,801
Johnson & Johnson, 5.15%, due 7/15/18	111,000	134,551
Morgan Stanley, 5.50%, due 9/30/17	1,000,000	966,984
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	2,000,000	2,173,040
Pharmacia Corp., 6.50%, due 12/1/18	450,000	573,233
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50%, due 9/30/14 **	1,000,000	1,078,800
Ryder System, Inc., 3.60%, due 3/1/16	48,000	50,523
Sunoco, Inc., 4.875%, due 10/15/14	1,344,000	1,390,777
TECO Finance, Inc., 4.00%, due 3/15/16	200,000	213,953
Timken Co., 6.00%, due 9/15/14	700,000	762,485
Union Pacific Corp., 5.75%, due 11/15/17	896,000	1,071,115
UST, LLC, 5.75%, due 3/1/18	467,000	524,264
Wells Fargo & Co., zero coupon, due 3/4/13	1,000,000	1,005,893
Westar Energy, Inc., 6.00%, due 7/1/14	1,207,000	1,323,076
Vodafone Group PLC, 5.625%, due 2/27/17	450,000	526,073
Total Corporate Bonds (cost $27,713,047)		29,959,134

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2012
	Shares	Value

Money Market Funds - 0.79%
Fifth Third Institutional Money Market Fund	2,204,850	$ 2,204,850
Total Money Market Funds (cost $2,204,850)		2,204,850

Total Investments (cost $244,183,892) - 100.06%		$ 278,471,544
Liabilities In Excess of Other Assets - (0.06)%		(162,636)
NET ASSETS - 100.00%		$ 278,308,908

* Non-income producing security
** 144A Security
+ Subject to written options.
The market value of securities held to cover written call options at April 30, 2012 was $21,263,110.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value

Schedule of Call Options Written *
Berkshire Hathaway, Inc. Call	50	$ 250
May 2012, Exercise Price $87.50
SPDR Dow Jones Industrial Average ETF Trust Call	150	1,200
May 2012, Exercise Price $137
iShares MSCI Emerging Markets Index Fund Call	100	900
May 2012, Exercise Price $44.50
iShares MSCI Emerging Markets Index Fund Call	100	500
May 2012, Exercise Price $45
iShares Russel 2000 Index Fund Call	30	210
May 2012, Exercise Price $87
PowerShares QQQ Trust Series 1 Call	200	1,400
May 2012, Exercise Price $70
SPDR Energy Select Sector Fund Call	110	2,420
May 2012, Exercise Price $74
SPDR Energy Select Sector Fund Call	100	1,000
May 2012, Exercise Price $75

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2012
	Contracts**	Value

Schedule of Call Options Written * (Continued)
SPDR S&P MidCap 400 ETF Trust Call	100	$ 2,000
May 2012, Exercise Price $188
SPDR S&P MidCap 400 ETF Trust Call	110	1,650
May 2012, Exercise Price $189
SPDR S&P 500 ETF Trust Call	200	3,200
May 2012, Exercise Price $145
SPDR S&P 500 ETF Trust Call	300	3,000
May 2012, Exercise Price $146
SPDR S&P 500 ETF Trust Call	300	1,500
May 2012, Exercise Price $147
Total Call Options Written (Proceeds $12,632)		$ 19,230
* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Allocation Fund
April 30, 2012
	Shares	Value

Common Stock - 1.81%
Oil & Gas - 1.81%
ConocoPhillips +	28,000	$ 2,005,640
Exxon Mobil Corp.	25,000	2,158,500
Total Common Stock (cost $3,640,278)		4,164,140

Bond Funds - 15.17%
iShares Barclays Credit Bond Fund	90,000	9,939,600
iShares iBoxx $ High Yield Corporate Bond Fund	157,000	14,318,400
SPDR Barclays Capital High Yield Bond ETF	270,000	10,727,100
Total Bond Funds (cost $33,056,299)		34,985,100

Equity Funds - 71.20%
Commodity Funds - 1.20%
Market Vectors Gold Miners ETF	10,000	463,900
PowerShares DB Gold Fund *	20,000	1,153,800
PowerShares DB Precious Metals Fund *	20,000	1,153,200
		2,770,900
Emerging Markets - 8.07%
iShares MSCI All Country Asia ex Japan Index Fund	50,000	2,810,000
iShares MSCI Emerging Markets Index Fund +	153,000	6,456,600
iShares S&P Latin America 40 Index Fund	75,000	3,430,500
SPDR S&P BRIC 40 ETF	112,000	2,717,120
Vanguard MSCI Emerging Markets ETF	75,000	3,189,750
		18,603,970
International Equity - 3.26%
iShares MSCI Canada Index Fund	80,000	2,268,800
iShares MSCI Pacific ex-Japan Index Fund	119,000	5,247,900
		7,516,700
Large Cap Blend - 22.25%
iShares S&P 500 Index Fund	70,000	9,819,600
SPDR S&P 500 ETF Trust +	185,000	25,857,450
Vanguard Large-Cap ETF	115,000	7,364,600
Vanguard Total Stock Market ETF	115,000	8,257,000
		51,298,650
Large Cap Growth - 4.75%
iShares Russell 1000 Growth Index Fund	50,000	3,300,000
PowerShares QQQ Trust Series 1 +	51,000	3,404,760
Vanguard Growth ETF	60,000	4,245,600
		10,950,360

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
April 30, 2012
	Shares	Value

Large Cap Value - 5.55%
iShares High Dividend Equity Fund	60,000	$ 3,475,800
iShares Morningstar Large Value Index Fund	50,000	3,141,000
RevenueShares Large Cap Fund	94,000	2,413,920
SPDR S&P Dividend ETF	20,000	1,133,200
Vanguard Value ETF	46,000	2,627,980
		12,791,900
Mid Cap Blend - 14.17%
iShares Russell Midcap Index Fund	34,500	3,805,350
iShares S&P MidCap 400 Index Fund	26,000	2,570,360
SPDR S&P MidCap 400 ETF Trust +	76,000	13,695,200
Vanguard Extended Market ETF	90,000	5,294,700
Vanguard Mid-Cap ETF	90,000	7,296,300
		32,661,910
Mid Cap Value - 0.49%
iShares Dow Jones Select Dividend Index Fund	20,000	1,133,800

Small Cap Blend - 5.89%
iShares Russell 2000 Index Fund +	72,000	5,862,960
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	10,500	702,660
Vanguard Small Cap ETF	90,000	7,012,800
		13,578,420
Specialty - 5.57%
iShares S&P Global Energy Sector Index Fund	45,000	1,768,050
iShares S&P Global Materials Sector Index Fund	27,000	1,676,160
SPDR Industrial Select Sector Fund +	85,000	3,143,300
SPDR S&P Biotech ETF *	40,000	3,253,600
SPDR Technology Select Sector Fund	101,000	3,009,800
		12,850,910

Total Equity Funds (cost $140,567,075)		164,157,520

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
April 30, 2012
	Principal ($)	Value

Corporate Bonds - 11.17%
Agilent Technologies, Inc., 6.50%, due 11/1/17	$ 1,160,000	$ 1,412,726
Alcoa, Inc., 5.87%, due 2/23/22	1,719,000	1,838,476
Alcoa, Inc., 6.75%, due 7/15/18	743,000	851,481
Bunge, Ltd. Financial, 8.50%, due 6/15/19	712,000	885,949
Chevron Phillips Chemical Co., 8.25%, due 6/15/19 **	1,112,000	1,490,745
Chesapeake Energy Corp., 6.625%, due 8/15/20	2,525,000	2,471,344
Corning, Inc., 7.25%, due 8/15/36	785,000	955,640
Enogex LLC, 6.25%, due 3/15/20 **	1,450,000	1,637,455
Farmers Insurance Exchange, 6.00%, due 8/1/14 **	1,800,000	1,893,740
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,583,000	1,565,286
HSBC Finance Corp., 7.00%, due 5/15/12	1,583,000	1,587,614
Israel Electric Corp Ltd., 7.25%, due 1/15/19 **	700,000	713,800
Johnson & Johnson, 5.15%, due 7/15/18 **	87,000	105,459
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	1,615,000	1,754,730
Nordstrom, Inc., 7.00%, due 1/15/38	1,802,000	2,446,820
Pharmacia Corp., 6.50%, due 12/1/18	370,000	471,325
Ras Laffan Liquefied Natural Gas Co Ltd III, 5.50%, due 9/30/14 **	810,000	873,828
Ryder System, Inc., 3.60%, due 3/1/16	40,000	42,103
UST, Inc., 5.75%, due 3/1/18	200,000	224,524
Union Pacific Corp., 5.75%, due 11/15/17	739,000	883,431
United States Steel Corp., 7.375%, due 4/1/20	1,200,000	1,227,000
Vodafone Group PLC, 5.625%, due 2/27/17	370,000	432,549
Total Corporate Bonds (cost $22,449,413)		25,766,025

Money Market Funds - 0.78%
Fifth Third Institutional Money Market Fund	1,800,381	1,800,381
Total Money Market Funds (cost $1,800,381)		1,800,381

Total Investments (cost $201,513,446) - 100.13%		$230,873,166
Liabilities In Excess of Other Assets - (0.13)%		(311,174)
NET ASSETS - 100.00%		$230,561,992

* Non-income producing security.
** 144A security.
+ Subject to written options.
The market value of securities held to cover written call options at April 30, 2012 was $24,295,010.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
April 30, 2012

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

	Contracts***	Value

Schedule of Call Options Written *
ConocoPhillips Call	120	$ 360
May 2012, Exercise Price $77.50
iShares MSCI Emerging Markets Index Fund Call	200	1,800
May 2012, Exercise Price $44.50
iShares MSCI Emerging Markets Index Fund Call	300	1,500
May 2012, Exercise Price $45
iShares Russell 2000 Index Fund Call	150	1,050
May 2012, Exercise Price $87
PowerShares QQQ Trust Series 1 Call	200	1,400
May 2012, Exercise Price $70
SPDR Industrial Select Sector Fund Call	200	1,000
May 2012, Exercise Price $39
SPDR S&P 500 ETF Trust Call	200	3,200
May 2012, Exercise Price $145
SPDR S&P 500 ETF Trust Call	300	3,000
May 2012, Exercise Price $146
SPDR S&P 500 ETF Trust Call	300	1,500
May 2012, Exercise Price $147
SPDR S&P MidCap 400 ETF Trust Call	100	2,000
May 2012, Exercise Price $188
SPDR S&P MidCap 400 ETF Trust Call	150	2,250
May 2012, Exercise Price $189
SPDR S&P MidCap 400 ETF Trust Call	130	650
May 2012, Exercise Price $190
Total Call Options Written (Proceeds $15,236)		$ 19,710
* Non-income producing security.
*** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund
April 30, 2012
	Shares	Value

Bond Funds - 3.29%
iShares Barclays 3-7 Year Treasury Bond Fund	1,000	$ 122,430
iShares Barclays 7-10 Year Treasury Bond Fund	6,000	634,140
iShares Barclays Government Credit Bond Fund	1,000	114,060
iShares Barclays Short Treasury Bond Fund	28,000	3,085,320
iShares Barclays TIPS Bond Fund	2,000	238,840
iShares iBoxx $ High Yield Corporate Bond Fund	1,000	91,200
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,000	232,960
iShares JPMorgan USD Emerging Markets Bond Fund	6,000	685,620
PIMCO Enhanced Short Maturity Strategy Fund	5,000	505,425
Total Bond Funds (cost $5,646,329)		5,709,995

Equity Funds - 93.57%
Emerging Markets - 4.38%
iShares MSCI All Country Asia ex Japan Index Fund	44,000	2,472,800
iShares MSCI Emerging Markets Eastern Europe Index Fund	7,000	187,810
iShares MSCI Emerging Markets Small Cap Index Fund	6,000	273,246
iShares MSCI Poland Investable Market Index Fund	7,000	175,000
iShares MSCI Taiwan Index Fund	137,000	1,753,600
iShares S&P Emerging Markets Infrastructure Index Fund	3,000	100,770
SPDR S&P Emerging Europe ETF	29,000	1,204,950
Vanguard MSCI Emerging Markets ETF	34,000	1,446,020
		7,614,196
International Equity - 10.13%
iShares MSCI All Country World Minimum Volatility Index Fund	2,000	109,220
iShares MSCI EAFE Index Fund	4,000	215,000
iShares MSCI EAFE Small Cap Index Fund	23,000	915,860
iShares MSCI EMU Index Fund	5,000	148,900
iShares MSCI Germany Index Fund	136,000	3,065,440
iShares MSCI Hong Kong Index Fund	35,000	614,250
iShares MSCI Japan Index Fund	374,000	3,642,760
iShares MSCI Pacific ex-Japan Index Fund	54,000	2,381,400
iShares MSCI South Korea Index Fund	7,000	414,680
iShares MSCI Switzerland Index Fund	21,000	521,220
iShares MSCI United Kingdom Index Fund	280,000	4,914,000
Vanguard FTSE All-World ex-US ETF	4,500	195,390
Vanguard MSCI Europe ETF	10,000	449,400
		17,587,520

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund (Continued)
April 30, 2012
	Shares	Value

Large Cap Blend - 9.19%
Guggenheim Russell Top 50 ETF	37,500	$ 3,829,500
iShares Morningstar Large Core Index Fund	46,000	3,643,660
iShares MSCI USA Minimum Volatility Index Fund	4,000	114,404
iShares S&P 100 Index Fund	16,000	1,018,080
iShares S&P 500 Index Fund	33,000	4,629,240
SPDR S&P 500 ETF Trust	4,000	559,080
Vanguard Mega Cap 300 ETF	45,000	2,159,100
		15,953,064
Large Cap Growth - 18.23%
iShares Morningstar Large Growth Index Fund	68,000	5,239,264
iShares Russell 1000 Growth Index Fund	291,000	19,206,000
iShares S&P 500 Growth Index Fund	10,000	753,400
Vanguard Growth ETF	15,000	1,061,400
Vanguard Mega Cap 300 Growth ETF	98,000	5,400,780
		31,660,844
Large Cap Value - 10.07%
iShares High Dividend Equity Fund	25,000	1,448,250
iShares Morningstar Large Value Index Fund	60,000	3,769,200
iShares Russell 1000 Value Index Fund	80,000	5,551,200
iShares Russell Top 200 Value Index Fund	13,000	387,920
iShares S&P 500 Value Index Fund	67,000	4,292,690
PowerShares S&P 500 Low Volatility Portfolio	25,000	675,500
Vanguard Mega Cap 300 Value ETF	33,000	1,369,500
		17,494,260
Mid Cap Blend - 2.71%
iShares Morningstar Mid Core Index Fund	49,000	4,714,290

Mid Cap Growth - 5.01%
iShares Morningstar Mid Growth Index Fund	5,000	533,947
iShares Russell Midcap Growth Index Fund	130,000	8,170,500
		8,704,447
Mid Cap Value - 1.39%
Guggenheim S&P 500 Pure Value ETF	49,000	1,516,883
iShares Dow Jones Select Dividend Index Fund	6,000	340,140
iShares Morningstar Mid Value Index Fund	7,000	555,870
		2,412,893
Small Cap Blend - 0.19%
iShares Russell 2000 Index Fund	4,000	325,720

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund (Continued)
April 30, 2012
	Shares	Value

Small Cap Growth - 3.77%
iShares Morningstar Small Growth Index Fund	16,000	$ 1,478,560
iShares Russell 2000 Growth Index Fund	54,000	5,059,800
		6,538,360
Small Cap Value - 0.30%
iShares Morningstar Small Value Index Fund	6,000	519,738

Specialty - 28.2%
Guggenheim S&P 500 Equal Weight Technology ETF	8,000	452,880
iPath S&P 500 VIX Mid-Term Futures ETN *	3,000	136,140
iShares Dow Jones US Basic Materials Sector Index Fund	10,000	699,200
iShares Dow Jones US Financial Sector Index Fund	65,000	3,754,400
iShares Dow Jones US Healthcare Sector Index Fund	24,000	1,871,520
iShares Dow Jones US Insurance Index Fund	50,000	1,602,000
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	25,000	1,613,500
iShares Dow Jones US Oil Equipment & Services Index Fund	30,000	1,606,200
iShares Dow Jones US Telecommunications Sector Index Fund	113,000	2,475,830
iShares S&P Global Consumer Staples Sector Index Fund	1,000	71,360
iShares S&P Global Energy Sector Index Fund	160,000	6,286,400
iShares S&P Global Healthcare Sector Index Fund	13,000	784,680
iShares S&P Global Industrials Sector Index Fund	29,000	1,537,000
iShares S&P Global Technology Sector Index Fund	151,000	10,435,610
iShares S&P Global Telecommunications Sector Index Fund	25,000	1,425,250
iShares S&P Global Utilities Sector Index Fund	5,000	211,200
iShares S&P North American Technology-Multimedia Networking Index Fund	33,000	964,920
iShares S&P North American Technology-Software Index Fund	74,000	4,799,640
PowerShares KBW Regional Banking Portfolio	9,000	253,080
PowerShares S&P SmallCap Energy Portfolio	11,000	398,750
PowerShares S&P SmallCap Information Technology Portfolio	23,000	709,780
SPDR Energy Select Sector Fund	32,000	2,277,440
SPDR S&P Regional Banking ETF	45,000	1,263,150
SPDR Technology Select Sector Fund	106,000	3,158,800
WisdomTree Dreyfus Emerging Currency Fund *	9,000	188,100
		48,976,830

Total Equity Funds (cost $147,290,703)		162,502,162

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund (Continued)
April 30, 2012
	Shares	Value
Money Market Funds - 3.63%
Fifth Third Institutional Money Market Fund	6,309,926	$ 6,309,926
Total Money Market Funds (cost $6,309,926)		6,309,926

Total Investments (cost $159,246,958) - 100.49%		$174,522,083
Liabilities In Excess of Other Assets - (0.49)%		(851,749)
NET ASSETS - 100.00%		$173,670,334

* Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund
April 30, 2012
	Shares	Value

Bond Funds - 12.61%
iShares Barclays 1-3 Year Credit Bond Fund	17,000	$ 1,782,450
iShares Barclays 3-7 Year Treasury Bond Fund	19,000	2,326,170
iShares Barclays 7-10 Year Treasury Bond Fund	16,000	1,691,040
iShares Barclays 20+ Year Treasury Bond Fund	10,000	1,173,200
iShares Barclays Credit Bond Fund	26,000	2,871,440
iShares Barclays Government/Credit Bond Fund	2,000	228,120
iShares Barclays Intermediate Credit Bond Fund	12,000	1,311,360
iShares Barclays MBS Bond Fund	4,000	433,160
iShares Barclays Short Treasury Bond Fund	28,000	3,085,320
iShares Barclays TIPS Bond Fund	9,000	1,074,780
iShares Financials Sector Bond Fund	6,000	304,740
iShares iBoxx $ High Yield Corporate Bond Fund	50,000	4,560,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	27,000	3,144,960
iShares JPMorgan USD Emerging Markets Bond Fund	9,000	1,028,430
PIMCO Enhanced Short Maturity Strategy Fund	35,000	3,537,975
SPDR Barclays Capital High Yield Bond ETF	22,000	874,060
Total Bond Funds (cost $28,220,556)		29,427,205

Equity Funds - 84.14%
Emerging Markets - 3.31%
iShares MSCI All Country Asia ex Japan Index Fund	39,000	2,191,800
iShares MSCI Emerging Markets Small Cap Index Fund	9,000	409,869
iShares MSCI Taiwan Index Fund	68,000	870,400
iShares S&P Emerging Markets Infrastructure Index Fund	16,000	537,440
SPDR S&P Emerging Europe ETF	17,000	706,350
Vanguard MSCI Emerging Markets ETF	71,000	3,019,630
		7,735,489
International Equity - 9.14%
iShares MSCI All Country World Minimum Volatility Index Fund	15,000	819,150
iShares MSCI EAFE Small Cap Index Fund	8,000	318,560
iShares MSCI EMU Index Fund	11,000	327,580
iShares MSCI Germany Index Fund	107,000	2,411,780
iShares MSCI Japan Index Fund	664,000	6,467,360
iShares MSCI Netherlands Investable Market Index Fund	8,000	145,552
iShares MSCI Pacific ex-Japan Index Fund	31,000	1,367,100
iShares MSCI Switzerland Index Fund	55,000	1,365,100
iShares MSCI United Kingdom Index Fund	247,000	4,334,850
Vanguard FTSE All-World ex-US ETF	15,000	651,300
Vanguard MSCI Europe ETF	6,000	269,640
Vanguard MSCI Pacific ETF	55,000	2,857,250
		21,335,222

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2012
	Shares	Value

Large Cap Blend - 16.46%
iShares Morningstar Large Core Index Fund	47,000	$ 3,722,870
iShares MSCI USA Minimum Volatility Index Fund	26,000	743,626
iShares S&P 100 Index Fund	134,000	8,526,420
iShares S&P 500 Index Fund	89,000	12,484,920
PowerShares S&P 500 High Quality Portfolio	94,000	1,441,020
SPDR S&P 500 ETF Trust	70,000	9,783,900
Vanguard Mega Cap 300 ETF	36,000	1,727,280
		38,430,036
Large Cap Growth - 18.22%
iShares Morningstar Large Growth Index Fund	99,000	7,627,752
iShares Russell 1000 Growth Index Fund	235,000	15,510,000
iShares Russell 3000 Growth Index Fund	21,000	1,128,330
iShares S&P 500 Growth Index Fund	130,000	9,794,200
Vanguard Growth ETF	67,000	4,740,920
Vanguard Mega Cap 300 Growth ETF	68,000	3,747,480
		42,548,682
Large Cap Value - 10.40%
iShares High Dividend Equity Fund	49,000	2,838,570
iShares Morningstar Large Value Index Fund	190,000	11,935,800
iShares Russell 1000 Value Index Fund	86,000	5,967,540
iShares S&P 500 Value Index Fund	13,000	832,910
PowerShares S&P 500 Low Volatility Portfolio	53,000	1,432,060
Vanguard Mega Cap 300 Value ETF	31,000	1,286,500
		24,293,380
Mid Cap Blend - 1.56%
Guggenheim Russell Top 50 ETF	29,000	2,961,480
iShares Morningstar Mid Core Index Fund	7,000	673,470
		3,634,950
Mid Cap Growth - 2.26%
iShares Morningstar Mid Growth Index Fund	24,000	2,562,946
iShares Russell Midcap Growth Index Fund	43,000	2,702,550
		5,265,496
Mid Cap Value - 1.11%
Guggenheim S&P 500 Pure Value ETF	44,000	1,362,099
iShares Dow Jones Select Dividend Index Fund	16,000	907,040
iShares Morningstar Mid Value Index Fund	4,000	317,640
		2,586,779
Small Cap Blend - 0.87%
iShares Russell 2000 Index Fund	25,000	2,035,750

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2012
	Shares	Value

Small Cap Growth - 1.84%
iShares Morningstar Small Growth Index Fund	13,000	$ 1,201,330
iShares Russell 2000 Growth Index Fund	33,000	3,092,100
		4,293,430
Small Cap Value - 0.18%
iShares Morningstar Small Value Index Fund	4,000	346,492
iShares Russell 2000 Value Index Fund	1,000	71,860
		418,352
Specialty - 18.79%
iPath S&P 500 VIX Mid-Term Futures ETN *	20,000	907,600
iShares Dow Jones US Basic Materials Sector Index Fund	1,000	69,920
iShares Dow Jones US Financial Sector Index Fund	40,000	2,310,400
iShares Dow Jones US Healthcare Sector Index Fund	53,000	4,132,940
iShares Dow Jones US Industrial Sector Index Fund	1,000	70,750
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	11,000	709,940
iShares Dow Jones US Oil Equipment & Services Index Fund	13,000	696,020
iShares Dow Jones US Pharmaceuticals Index Fund	6,000	503,700
iShares Dow Jones US Telecommunications Sector Index Fund	207,000	4,535,370
iShares S&P Global Consumer Staples Sector Index Fund	3,000	214,080
iShares S&P Global Energy Sector Index Fund	98,000	3,850,420
iShares S&P Global Healthcare Sector Index Fund	36,000	2,172,960
iShares S&P Global Industrials Sector Index Fund	6,000	318,000
iShares S&P Global Materials Sector Index Fund	3,000	186,240
iShares S&P Global Technology Sector Index Fund	56,000	3,870,160
iShares S&P Global Telecommunications Sector Index Fund	72,000	4,104,720
iShares S&P Global Timber & Forestry Index Fund	5,000	200,250
iShares S&P Global Utilities Sector Index Fund	4,000	168,960
iShares S&P North American Technology-Multimedia Networking Index Fund	56,000	1,637,440
iShares S&P North American Technology-Software Index Fund	29,000	1,880,940
PowerShares DB US Dollar Index Bullish Fund *	349,000	7,611,690
PowerShares KBW Regional Banking Portfolio	10,000	281,200
PowerShares S&P SmallCap Information Technology Portfolio	34,000	1,049,240
SPDR S&P Regional Banking ETF	43,000	1,207,010
SPDR Utilities Select Sector Fund	5,000	178,300
WisdomTree Dreyfus Emerging Currency Fund *	48,000	1,003,200
		43,871,450

Total Equity Funds (cost $176,691,589)		196,449,016

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2012
	Shares	Value

Money Market Funds - 3.58%
Fifth Third Institutional Money Market Fund	8,366,363	$ 8,366,363
Total Money Market Funds (cost $8,366,363)		8,366,363

Total Investments (cost $213,278,508) - 100.33%		$ 234,242,584
Liabilities In Excess of Other Assets - (0.33)%		(770,318)
NET ASSETS - 100.00%		$ 233,472,266

* Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund
April 30, 2012
	Shares	Value

Common Stock - 1.49%
Miscellaneous Manufacturing - 0.48%
General Electric Co. +	20,000	$ 391,600

Oil & Gas - 1.01%
ConocoPhillips +	5,500	393,965
Exxon Mobil Corp. +	5,000	431,700
		825,665

Total Common Stock (cost $1,132,346)		1,217,265

Bond Funds - 7.82%
iShares iBoxx $ High Yield Corporate Bond Fund	70,000	6,384,000
Total Bond Funds (cost $5,891,134)		6,384,000

Equity Funds - 86.63%
Emerging Markets - 4.45%
iShares FTSE China 25 Index Fund +	42,500	1,612,025
iShares MSCI Emerging Markets Index Fund +	48,000	2,025,600
		3,637,625
International Equity - 1.36%
iShares MSCI Germany Index Fund +	49,300	1,111,222

Large Cap Blend - 36.52%
iShares S&P 500 Index Fund +	105,000	14,729,400
SPDR S&P 500 ETF Trust +	108,000	15,095,160
		29,824,560
Mid Cap Blend - 3.97%
SPDR S&P MidCap 400 ETF Trust +	18,000	3,243,600

Small Cap Blend - 5.49%
iShares Russell 2000 Index Fund +	55,000	4,478,650

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
April 30, 2012
	Shares	Value

Specialty - 34.84%
iShares Dow Jones US Real Estate Index Fund +	13,000	$ 830,830
ProShares Short Dow30 * +	68,000	2,405,160
ProShares Short Russell2000 *	77,000	2,029,720
ProShares Short S&P500 * +	534,000	19,175,940
SPDR Energy Select Sector Fund +	11,500	818,455
SPDR S&P Bank ETF +	34,000	790,500
SPDR S&P Biotech ETF * +	10,500	854,070
SPDR S&P Metals & Mining ETF +	8,000	387,840
SPDR Technology Select Sector Fund	39,000	1,162,200
		28,454,715

Total Equity Funds (cost $70,148,633)		70,750,372

Money Market Funds - 4.45%
Fifth Third Institutional Money Market Fund	3,631,579	3,631,579
Total Money Market Funds (cost $3,631,579)		3,631,579

Total Investments (cost $80,803,692) - 100.39%		$ 81,983,216
Liabilities In Excess of Other Assets - (0.39)%		(317,815)
NET ASSETS - 100.00%		$ 81,665,401

* Non-income producing security.
+ Subject to written options.
The market value of securities held to cover written call options at April 30, 2012 was $36,941,560.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
April 30, 2012
	Contracts**	Value

Schedule of Call Options Written *
ConocoPhillips Call	35	$ 140
May 2012, Exercise Price $80
Exxon Mobil Corp. Call	30	240
May 2012, Exercise Price $90
General Electric Co. Call	25	50
May 2012, Exercise Price $21
iShares Dow Jones US Real Estate Index Fund Call	50	3,150
May 2012, Exercise Price $64
iShares Dow Jones US Real Estate Index Fund Call	25	550
May 2012, Exercise Price $65
iShares FTSE China 25 Index Fund Call	200	2,600
May 2012, Exercise Price $40
iShares FTSE China 25 Index Fund Call	35	140
May 2012, Exercise Price $41
iShares MSCI Emerging Markets Index Fund Call	240	2,160
May 2012, Exercise Price $44.50
iShares MSCI Germany Index Fund Call	275	1,375
May 2012, Exercise Price $24
iShares Russell 2000 Index Fund Call	150	3,750
May 2012, Exercise Price $85
iShares Russell 2000 Index Fund Call	100	1,300
May 2012, Exercise Price $86
iShares S&P 500 Index Fund Call	500	2,500
May 2012, Exercise Price $146
ProShares Short Dow30 Call	290	3,625
May 2012, Exercise Price $39
ProShares Short S&P500 Call	4,100	10,250
May 2012, Exercise Price $39
SPDR Energy Select Sector Fund Call	35	770
May 2012, Exercise Price $74
SPDR Energy Select Sector Fund Call	30	300
May 2012, Exercise Price $75
SPDR S&P 500 ETF Trust Call	300	3,000
May 2012, Exercise Price $146

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
April 30, 2012
	Contracts**	Value

Schedule of Call Options Written * (Continued)
SPDR S&P 500 ETF Trust Call	100	$ 500
May 2012, Exercise Price $147
SPDR S&P Bank ETF Call	170	850
May 2012, Exercise Price $25
SPDR S&P Biotech ETF Call	50	10,750
May 2012, Exercise Price $80
SPDR S&P Metals & Mining ETF Call	30	330
May 2012, Exercise Price $53
SPDR S&P Metals & Mining ETF Call	10	50
May 2012, Exercise Price $54
SPDR S&P MidCap 400 ETF Trust Call	85	1,700
May 2012, Exercise Price $188
Total Call Options Written (Proceeds $138,310)		$ 50,080

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Flexible Income Fund
April 30, 2012
	Shares	Value

Bond Funds - 48.88%
iShares Barclays 1-3 Year Credit Bond Fund	3,725	$ 390,566
iShares Barclays Agency Bond Fund	3,275	370,402
iShares Barclays Aggregate Bond Fund	77,051	8,521,070
iShares Barclays Credit Bond Fund	32,925	3,636,237
iShares Barclays Intermediate Credit Bond Fund	83,180	9,089,910
iShares Barclays MBS Bond Fund	5,475	592,888
iShares iBoxx $ High Yield Corporate Bond Fund	151,805	13,844,616
iShares iBoxx $ Investment Grade Corporate Bond Fund	31,725	3,695,328
iShares JPMorgan USD Emerging Markets Bond Fund	17,150	1,959,731
iShares S&P National Municipal Bond Fund	7,725	850,600
iShares S&P Short Term National AMT-Free Municipal Bond Fund	8,300	885,693
iShares S&P US Preferred Stock Index Fund	17,275	672,688
PowerShares Financial Preferred Portfolio	36,250	645,975
SPDR Barclays Capital Aggregate Bond ETF	15,550	906,565
SPDR Barclays Capital High Yield Bond ETF	337,975	13,427,747
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	25,800	877,716
SPDR Barclays Capital Mortgage Backed Bond ETF	9,675	267,127
SPDR DB International Government Inflation-Protected Bond ETF	32,000	1,942,400
SPDR Nuveen Barclays Capital California Municipal Bond ETF	18,000	437,220
Vanguard Intermediate-Term Corporate Bond ETF	20,300	1,720,019
Vanguard Mortgage-Backed Securities ETF	3,300	171,963
Vanguard Short-Term Corporate Bond ETF	7,075	560,482
Vanguard Total Bond Market ETF	42,735	3,586,321
WisdomTree Emerging Markets Local Debt Fund	17,550	909,616
Total Bond Funds (cost $67,296,460)		69,962,880
	Principal ($)
Corporate Bonds - 9.10%
Bank of America Corp., 5.42%, due 3/15/17	$1,000,000	1,014,070
Corning, Inc., 6.20%, due 3/15/16	345,000	398,278
Enogex, LLC, 6.25%, due 3/15/20 *	100,000	112,928
General Mills, Inc., 5.65%, due 2/15/19	2,429,000	2,915,043
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,000,000	988,810
HSBC Finance Corp., 7.00%, due 5/15/12	1,000,000	1,002,915
Israel Electric Corp Ltd., 7.25%, due 1/15/19 *	1,000,000	1,019,715
Israel Electric Corp Ltd., zero coupon, due 1/17/18	800,000	663,000
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 *	200,000	217,304
President and Fellows of Harvard College, 6.30%, due 10/1/37	900,000	1,044,162
Prudential Insurance Co. of America, 8.30%, due 7/1/25 *	1,200,000	1,634,112
Wells Fargo & Co., zero coupon, due 3/4/13	2,000,000	2,011,786
Total Corporate Bonds (cost $12,681,158)		13,022,123

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
April 30, 2012
	Principal ($)	Value

U.S. Government and Agency Obligations - 31.83%
Fannie Mae Benchmark, 4.00%, due 6/25/21	$ 222,650	$ 226,702
Federal Farm Credit Bank, 1.09%, due 7/18/16	1,000,000	1,000,080
Federal Farm Credit Bank, 2.15%, due 2/14/20	1,000,000	998,970
Federal Farm Credit Bank, 5.25%, due 12/28/27	1,000,000	1,245,930
Federal Home Loan Bank, 2.90%, due 4/20/17	516,364	535,980
FGLMC, 4.50%, due 2/1/41	916,342	979,967
FGLMC, 6.00%, due 5/1/37	648,961	716,259
FGLMC, 6.50%, due 9/1/38	180,767	203,899
FGLMC, 6.50%, due 3/1/39	216,729	243,850
FGLMC, 6.50%, due 4/1/39	923,336	1,038,882
FNCL, 3.50%, due 12/1/30	844,725	887,713
FNCL, 4.00%, due 2/1/40	786,306	832,541
FNCL, 4.00%, due 10/1/40	805,602	853,310
FNCL, 4.00%, due 6/1/41	948,747	1,004,932
FNCL, 4.00%, due 9/1/41	1,759,212	1,863,709
FNCL, 4.00%, due 12/1/41	964,742	1,021,891
FNCL, 5.00%, due 10/1/39	67,910	73,804
FNCL, 5.00%, due 11/1/39	858,030	944,271
FNCL, 5.00%, due 2/1/40	1,499,141	1,629,267
FNCL, 5.50%, due 12/1/39	677,786	745,212
FNCL, 5.50%, due 4/1/40	760,950	832,906
FNCL, 6.00%, due 12/1/35	1,194,966	1,333,463
FNCL, 6.00%, due 12/1/38	586,763	649,206
FNCL, 6.50%, due 7/1/37	61,127	68,877
FNCL, 6.50%, due 12/1/37	37,914	42,721
FNCL, 6.50%, due 10/1/39	160,724	183,013
FNMA, 1.05%, due 3/21/16	1,000,000	1,000,010
FNMA, 2.00%, due 8/28/20	1,000,000	998,720
FNMA, 5.38%, due 11/13/28	1,000,000	1,101,440
Freddie Mac, 2.00%, due 3/12/20	1,000,000	996,000
Freddie Mac, 5.40%, due 3/17/21	750,000	868,980
GNMA, 3.50%, due 7/16/39	676,086	704,374
GNMA, 4.00%, due 2/20/39	898,452	968,432
United States Treasury Inflation Indexed Bond, 1.125%, due 1/15/21	2,000,000	2,387,174
United States Treasury Note, 2.125%, due 11/30/14	1,475,000	1,542,009
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
April 30, 2012
	Principal ($)	Value

U.S. Government and Agency Obligations - 31.83% (continued)
United States Treasury Note, 2.375%, due 9/30/14	$ 25,000	$ 26,240
United States Treasury Note, 2.375%, due 10/31/14	625,000	656,519
United States Treasury Note, 2.625%, due 6/30/14	100,000	105,051
United States Treasury Note, 2.625%, due 4/30/16	1,000,000	1,079,141
United States Treasury Note, 2.625%, due 11/15/20	1,000,000	1,076,914
United States Treasury Note, 2.75%, due 10/31/13	175,000	181,535
United States Treasury Note, 4.00%, due 2/15/15	1,000,000	1,100,078
United States Treasury Note, 4.125%, due 8/31/12	1,000,000	1,013,242
United States Treasury Note, 4.125%, due 5/15/15	1,000,000	1,111,602
United States Treasury Note, 4.25%, due 11/15/13	175,000	185,726
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,942,480
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,180,898
United States Treasury Note, 4.75%, due 5/15/14	125,000	136,319
United States Treasury Note, 4.75%, due 8/15/17	1,000,000	1,199,492
United States Treasury Note, 7.875%, due 2/15/21	1,000,000	1,511,289
United States Treasury Note, 10.625%, due 8/15/15	1,000,000	1,332,578
Total U.S. Government and Agency Obligations (cost $43,375,875)		45,563,598
	Shares
Money Market Funds - 9.94%
Fifth Third Institutional Money Market Fund	14,222,958	14,222,958
Total Money Market Funds (cost $14,222,958)		14,222,958

Total Investments (cost $137,576,451) - 99.75%		$ 142,771,559
Other Assets In Excess of Liabilities - 0.25%		353,526
NET ASSETS - 100.00%		$ 143,125,085

* 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Appreciation Fund
April 30, 2012
	Shares	Value

Common Stock - 1.08%
Oil & Gas - 1.08%
ConocoPhillips +	6,000	$ 429,780
Exxon Mobil Corp.	5,500	474,870
Total Common Stock (cost $781,792)		904,650

Equity Funds - 96.24%
Commodity Funds - 2.35%
PowerShares DB Gold Fund *	17,000	980,730
PowerShares DB Precious Metals Fund *	17,000	980,220
		1,960,950
Emerging Markets - 7.81%
iShares MSCI All Country Asia ex Japan Index Fund	5,000	281,000
iShares S&P Latin America 40 Index Fund	25,000	1,143,500
Vanguard MSCI Emerging Markets ETF	120,000	5,103,600
		6,528,100
International Equity - 2.56%
iShares MSCI Canada Index Fund	10,000	283,600
iShares MSCI Pacific ex-Japan Index Fund	38,000	1,675,800
iShares S&P Europe 350 Index Fund	5,000	182,200
		2,141,600
Large Cap Blend - 15.87%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	60,000	9,744,000
SPDR S&P 500 ETF Trust +	20,000	2,795,400
Vanguard Total Stock Market ETF	10,000	718,000
		13,257,400
Large Cap Growth - 5.59%
PowerShares QQQ Trust Series 1 +	70,000	4,673,200

Large Cap Value - 6.83%
iShares High Dividend Equity Fund	50,000	2,896,500
iShares Morningstar Large Value Index Fund	5,000	314,100
RevenueShares Large Cap Fund	20,000	513,600
SPDR S&P Dividend ETF	35,000	1,983,100
		5,707,300
Mid Cap Blend - 32.98%
iShares Russell Midcap Index Fund	45,000	4,963,500
iShares S&P MidCap 400 Index Fund	42,000	4,152,120
SPDR S&P MidCap 400 ETF Trust +	68,000	12,253,600
Vanguard Extended Market ETF	50,000	2,941,500
Vanguard Mid-Cap ETF	40,000	3,242,800
		27,553,520

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Appreciation Fund (Continued)
April 30, 2012
	Shares	Value

Mid Cap Value - 2.38%
iShares Dow Jones Select Dividend Index Fund	35,000	$ 1,984,150

Small Cap Blend - 13.98%
iPath Long Extended Russell 2000 TR Index ETN *	10,000	688,600
iShares Russell 2000 Index Fund +	40,000	3,257,200
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	5,000	334,600
Vanguard Small Cap ETF	95,000	7,402,400
		11,682,800
Small Cap Value - 0.72%
RevenueShares Small Cap Fund	17,000	597,380

Specialty - 5.17%
iShares Dow Jones US Pharmaceuticals Index Fund	10,000	839,500
Market Vectors Gold Miners ETF	10,000	463,900
SPDR Consumer Discretionary Select Sector Fund	1,000	45,610
SPDR Consumer Staples Select Sector Fund	1,000	34,170
SPDR Energy Select Sector Fund	1,000	71,170
SPDR Financial Select Sector Fund	1,000	15,420
SPDR Health Care Select Sector Fund	1,000	37,510
SPDR Industrial Select Sector Fund	1,000	36,980
SPDR Materials Select Sector Fund	1,000	36,670
SPDR Technology Select Sector Fund	1,000	29,800
SPDR Utilities Select Sector Fund	1,000	35,660
SPDR S&P Biotech ETF *	10,000	813,400
SPDR S&P Pharmaceuticals ETF	32,000	1,857,920
		4,317,710

Total Equity Funds (cost $68,223,864)		80,404,110

Money Market Funds - 3.27%
Fifth Third Institutional Money Market Fund	2,731,314	2,731,314
Total Money Market Funds (cost $2,731,314)		2,731,314

Total Investments (cost $71,736,970) - 100.59%		$ 84,040,074
Liabilities In Excess of Other Assets - (0.59)%		(496,143)
NET ASSETS - 100.00%		$ 83,543,931

* Non-income producing security.
+ Subject to written options.
The market value of securities held to cover written call options at April 30, 2012 was $11,124,245.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Appreciation Fund (Continued)
April 30, 2012

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value

Schedule of Call Options Written *
ConocoPhillips Call	40	$ 160
May 2012, Exercise Price $80
iShares Russell 2000 Index Fund Call	100	2,500
May 2012, Exercise Price $85
iShares Russell 2000 Index Fund Call	100	700
May 2012, Exercise Price $87
PowerShares QQQ Trust Series 1 Call	200	1,400
May 2012, Exercise Price $70
SPDR S&P 500 ETF Trust Call	25	400
May 2012, Exercise Price $145
SPDR S&P 500 ETF Trust Call	100	500
May 2012, Exercise Price $147
SPDR S&P MidCap 400 ETF Trust Call	70	1,400
May 2012, Exercise Price $188
SPDR S&P MidCap 400 ETF Trust Call	270	4,050
May 2012, Exercise Price $189
Total Call Options Written (Proceeds $10,347)		$ 11,110
* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Shelter Fund
April 30, 2012
	Shares	Value

Equity Funds - 79.27%
Emerging Markets - 5.51%
iShares MSCI Emerging Markets Index Fund	41,295	$ 1,742,649
Vanguard MSCI Emerging Markets Index Fund	40,895	1,739,264
		3,481,913
International Equity - 1.58%
Vanguard FTSE All-World ex-US ETF	23,075	1,001,917

Large Cap Blend - 55.71%
iShares S&P 500 Index Fund	125,530	17,609,348
SPDR S&P 500 ETF Trust	125,950	17,604,032
		35,213,380
Large Cap Growth - 2.38%
iShares Russell 1000 Growth Index Fund	11,425	754,050
Vanguard Growth ETF	10,625	751,825
		1,505,875
Large Cap Value - 0.79%
iShares Russell 1000 Value Index Fund	3,600	249,804
Vanguard Value ETF	4,375	249,944
		499,748
Mid Cap Blend - 5.07%
iShares Russell Midcap Index Fund	14,475	1,596,593
Vanguard Mid-Cap ETF	19,820	1,606,807
		3,203,400
Mid Cap Growth - 2.55%
iShares Russell Midcap Growth Index Fund	12,825	806,051
Vanguard Mid-Cap Growth Index Fund	11,725	803,866
		1,609,917
Small Cap Blend - 3.99%
iShares Russell 2000 Index Fund	15,605	1,270,715
Vanguard Small-Cap ETF	16,040	1,249,837
		2,520,552
Small Cap Growth - 1.69%
iShares Russell 2000 Growth Index Fund	5,600	524,720
Vanguard Small Cap Growth ETF	6,300	542,430
		1,067,150

Total Equity Funds (cost $48,893,280)		50,103,852

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Shelter Fund (Continued)
April 30, 2012
	Principal ($)	Value

U.S. Government and Agency Obligations - 17.19%
United States Treasury Bond, zero coupon due 5/15/14	$ 1,000,000	$ 994,100
United States Treasury Bond, zero coupon due 8/15/14	2,000,000	1,985,080
United States Treasury Bond, zero coupon due 11/15/14	2,000,000	1,981,960
United States Treasury Bond, zero coupon due 2/15/15	1,000,000	988,360
United States Treasury Bond, zero coupon due 5/15/15	1,000,000	986,370
United States Treasury Bond, zero coupon due 8/15/15	2,000,000	1,968,098
United States Treasury Bond, zero coupon due 11/15/15	2,000,000	1,962,660
Total U.S. Government and Agency Obligations (cost $10,868,308)		10,866,628
	Shares
Money Market Funds - 3.63%
Fifth Third Institutional Money Market Fund	2,291,582	2,291,582
Total Money Market Funds (cost $2,291,582)		2,291,582

Total Investments (cost $62,053,170) - 100.09%		$ 63,262,062
Liabilities In Excess of Other Assets - (0.09)%		(54,921)
NET ASSETS - 100.00%		$ 63,207,141

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities
April 30, 2012
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
Assets:	Fund	Fund	Fund	Fund	Fund
Investments, at cost	$ 437,590,930	$ 244,183,892	$ 201,513,446	$ 159,246,958	$ 213,278,508
Investments in securities, at value	$ 505,902,921	$ 278,471,544	$ 230,873,166	$ 174,522,083	$ 234,242,584
Receivable for fund shares sold	120,731	135,577	69,059	41,630	107,041
Interest and dividends receivable	3,177	476,528	435,391	595	3,489
Prepaid expenses and other assets	49,755	29,988	31,615	21,866	27,466
Total Assets	506,076,584	279,113,637	231,409,231	174,586,174	234,380,580
Liabilities:
Payable for securities purchased	-	-	-	-	-
Payable for fund shares redeemed	1,763,395	528,732	615,470	752,255	689,655
Accrued advisory fees	417,205	217,124	170,647	128,307	176,324
Fees payable to other affiliates	61,256	34,883	41,412	29,145	35,071
Accrued distribution (12b-1) fees	2,655	-	-	-	-
Call options written, at fair value (premiums
received $0, $12,632, $15,236, $0, $0)	-	19,230	19,710	-	-
Accrued expenses and other liabilities	10,854	4,760	-	6,133	7,264
Total Liabilities	2,255,365	804,729	847,239	915,840	908,314
Net Assets	$ 503,821,219	$ 278,308,908	$ 230,561,992	$ 173,670,334	$ 233,472,266
Net Assets:
Paid in capital	$ 532,231,346	$ 264,612,570	$ 224,451,050	$ 166,277,796	$ 210,882,213
Undistributed net investment income (loss)	2,714,493	2,842,096	2,407,403	79,829	(77,129)
Accumulated net realized gain (loss)
on investments and written options	(99,436,611)	(23,426,812)	(25,651,707)	(7,962,416)	1,703,106
Net unrealized appreciation
on investments and written options	68,311,991	34,281,054	29,355,246	15,275,125	20,964,076
Net Assets	$ 503,821,219	$ 278,308,908	$ 230,561,992	$ 173,670,334	$ 233,472,266
Class C Shares:
Net assets	$ 3,146,211	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)*	$ 13.00	$ -	$ -	$ -	$ -
Total shares outstanding at end of year	241,954	-	-	-	-

Class N Shares:
Net assets	$ 500,675,008	$ 278,308,908	$ 230,561,992	$ 173,670,334	$ 233,472,266
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 13.72	$ 10.10	$ 9.81	$ 10.95	$ 10.16
Total shares outstanding at end of year	36,492,419	27,546,390	23,494,200	15,862,120	22,970,898

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)
April 30, 2012
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
Assets:	Fund	Fund	Fund	Fund
Investments, at cost	$ 80,803,692	$ 137,576,451	$ 71,736,970	$ 62,053,170
Investments in securities, at value	$ 81,983,216	$ 142,771,559	$ 84,040,074	$ 63,262,062
Receivable for fund shares sold	513,652	78,529	24,394	13,445
Interest and dividends receivable	51	488,145	179	25
Prepaid expenses and other assets	21,386	20,422	20,355	31,931
Total Assets	82,518,305	143,358,655	84,085,002	63,307,463
Liabilities:
Payable for securities purchased	588,747	-	-	-
Payable for fund shares redeemed	164,567	164,524	448,188	34,575
Accrued advisory fees	35,687	56,673	54,234	40,008
Fees payable to other affiliates	13,823	12,373	19,941	11,619
Accrued distribution (12b-1) fees	-	-	-	-
Call options written, at fair value (premiums
received $138,310, $0, $10,347, $0)	50,080	-	11,110	-
Accrued expenses and other liabilities	-	-	7,598	14,120
Total Liabilities	852,904	233,570	541,071	100,322
Net Assets	$ 81,665,401	$ 143,125,085	$ 83,543,931	$ 63,207,141
Net Assets:
Paid in capital	$ 87,253,076	$ 137,908,724	$ 71,357,015	$ 65,986,777
Undistributed net investment income (loss)	-	-	281,769	(23,088)
Accumulated net realized gain (loss)
on investments and written options	(6,855,429)	21,253	(397,194)	(3,965,440)
Net unrealized appreciation
on investments and written options	1,267,754	5,195,108	12,302,341	1,208,892
Net Assets	$ 81,665,401	$ 143,125,085	$ 83,543,931	$ 63,207,141
Class C Shares:
Net assets	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ -	$ -	$ -	$ -
Total shares outstanding at end of year	-	-	-	-

Class N Shares:
Net assets	$ 81,665,401	$ 143,125,085	$ 83,543,931	$ 63,207,141
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.16	$ 10.58	$ 12.52	$ 9.93
Total shares outstanding at end of year	8,037,304	13,530,539	6,675,042	6,363,121

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations
For the Year Ended April 30, 2012
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 615	$ 1,080,903	$ 1,159,949	$ 666	$ 2,112
Dividend income	8,628,736	7,219,295	5,019,464	2,898,072	4,546,352
Total investment income	8,629,351	8,300,198	6,179,413	2,898,738	4,548,464
Expenses:
Investment advisory fees	4,957,681	2,561,656	2,182,997	1,683,246	2,203,206
Administration fees	340,160	224,480	195,504	155,488	196,366
Transfer agent fees	182,233	163,249	215,363	137,879	169,113
Accounting fees	86,935	59,015	56,516	48,777	54,297
Professional fees	45,943	29,453	25,905	22,782	24,844
Registration & filing fees	59,860	37,381	28,095	34,959	29,595
Distribution fees (12b-1) - Class C Shares	32,812	-	-	-	-
Chief compliance officer fees	17,139	8,809	7,621	6,402	9,379
Insurance expense	14,575	7,186	6,805	4,834	4,496
Custodian fees	32,616	16,575	15,018	12,699	16,028
Printing and postage expense	19,382	10,360	13,757	8,452	11,881
Trustees' fees	6,250	8,524	6,804	6,815	6,535
Miscellaneous fees and expenses	16,423	10,229	9,618	6,702	10,564
Total expenses before waivers	5,812,009	3,136,917	2,764,003	2,129,035	2,736,304
Expenses waived	(84,102)	(190,941)	(254,216)	(194,363)	(203,266)
Net Expenses	5,727,907	2,945,976	2,509,787	1,934,672	2,533,038
Net Investment Income (Loss)	2,901,444	5,354,222	3,669,626	964,066	2,015,426
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	9,563,117	1,577,869	2,833,962	5,014,397	6,863,786
Options written	-	43,021	62,636	-	-
Distributions of realized gains by
underlying investment companies	143,663	151,161	85,825	1,924	18,561
Total net realized gain (loss)	9,706,780	1,772,051	2,982,423	5,016,321	6,882,347
Net change in unrealized appreciation
(depreciation) on investments	(39,739,064)	(3,416,974)	(12,572,678)	(11,450,548)	(9,521,684)
Net change in unrealized appreciation
(depreciation) on written options	-	(6,598)	(4,474)	-	-
Net Realized and Unrealized Gain
(Loss) on Investments	(30,032,284)	(1,651,521)	(9,594,729)	(6,434,227)	(2,639,337)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ (27,130,840)	$ 3,702,701	$ (5,925,103)	$ (5,470,161)	$ (623,911)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations (Continued)
For the Year Ended April 30, 2012
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 709	$ 1,481,861	$ 163	$ 121,950
Dividend income	2,007,390	2,938,221	1,239,057	520,135
Total investment income	2,008,099	4,420,082	1,239,220	642,085
Expenses:
Investment advisory fees	934,412	817,886	801,833	642,214
Administration fees	101,523	122,566	82,089	57,172
Transfer agent fees	154,530	157,980	96,848	27,710
Accounting fees	42,136	48,595	38,543	42,148
Professional fees	14,462	16,682	14,450	10,778
Registration & filing fees	22,031	24,693	22,031	25,919
Distribution fees (12b-1) - Class C Shares	-	-	-	-
Chief compliance officer fees	4,278	5,457	3,959	3,089
Insurance expense	1,158	2,040	1,892	1,077
Custodian fees	6,518	8,157	5,943	5,018
Printing and postage expense	8,567	9,097	11,191	2,669
Trustees' fees	7,040	6,092	8,000	6,482
Miscellaneous fees and expenses	7,046	8,442	8,016	3,984
Total expenses before waivers	1,303,701	1,227,687	1,094,795	828,260
Expenses waived	(215,163)	(220,663)	(173,168)	(89,893)
Net Expenses	1,088,538	1,007,024	921,627	738,367
Net Investment Income (Loss)	919,561	3,413,058	317,593	(96,282)
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	(6,791,224)	35,543	(405,182)	(3,802,250)
Options written	2,308,817	-	-	-
Distributions of realized gains by
underlying investment companies	-	112,090	9,109	-
Total net realized gain (loss)	(4,482,407)	147,633	(396,073)	(3,802,250)
Net change in unrealized appreciation
(depreciation) on investments	(946,583)	2,609,479	(3,700,353)	(5,410,148)
Net change in unrealized appreciation
(depreciation) on written options	279,793	-	(763)	-
Net Realized and Unrealized Gain
(Loss) on Investments	(5,149,197)	2,757,112	(4,097,189)	(9,212,398)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ (4,229,636)	$ 6,170,170	$ (3,779,596)	$ (9,308,680)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets

	Amerigo Fund			Clermont Fund

	Year Ended	Year Ended		Year Ended	Year Ended
	April 30, 2012	April 30, 2011		April 30, 2012	April 30, 2011
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 2,901,444	$ 2,348,941		$ 5,354,222	$ 5,430,411
Net realized gain (loss) on investments	9,563,117	30,057,179		1,577,869	4,071,109
Net realized gain (loss) on written options	-	-		43,021	-
Distributions of realized gains
by underlying investment companies	143,663	339,623		151,161	167,207
Net change in unrealized appreciation
(depreciation) on investments	(39,739,064)	52,158,259		(3,416,974)	18,312,038
Net change in unrealized appreciation
(depreciation) on written options	-	-		(6,598)	-
Net increase (decrease) in net assets
resulting from operations	(27,130,840)	84,904,002		3,702,701	27,980,765
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	(a)	-	-
Class N	(3,253,799)	(2,127,495)		(5,452,595)	(5,822,468)
From Net Realized Gains:
Class C	-	-		-	-
Class N	-	-		-	-
Total Dividends and Distributions
to Shareholders	(3,253,799)	(2,127,495)		(5,452,595)	(5,822,468)
From Fund Share Transactions (Note 6)	(42,343,545)	(66,183,934)		23,729,958	18,751,122
Total Increase (Decrease) in Net Assets	(72,728,184)	16,592,573		21,980,064	40,909,419

Net Assets:
Beginning of year	576,549,403	559,956,830		256,328,844	215,419,425
End of year	$ 503,821,219	$ 576,549,403		$ 278,308,908	$ 256,328,844
Undistributed net investment income
at end of year	$ 2,714,493	$ 2,129,058		$ 2,842,096	$ 2,474,885
(a) Less than $1.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Select Allocation Fund		Descartes Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	April 30, 2011	April 30, 2012	April 30, 2011
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 3,669,626	$ 3,573,011	$ 964,066	$ 876,060
Net realized gain (loss) on investments	2,833,962	5,992,272	5,014,397	3,459,698
Net realized gain (loss) on written options	62,636	-	-	-
Distributions of realized gains
by underlying investment companies	85,825	151,460	1,924	59,143
Net change in unrealized appreciation
(depreciation) on investments	(12,572,678)	23,636,961	(11,450,548)	26,961,617
Net change in unrealized appreciation
(depreciation) on written options	(4,474)	-	-	-
Net increase (decrease) in net assets
resulting from operations	(5,925,103)	33,353,704	(5,470,161)	31,356,518
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	(3,574,228)	(3,780,919)	(940,915)	(1,035,585)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	(3,574,228)	(3,780,919)	(940,915)	(1,035,585)
From Fund Share Transactions (Note 6)	(738,458)	22,004,192	(11,215,461)	4,464,318
Total Increase (Decrease) in Net Assets	(10,237,789)	51,576,977	(17,626,537)	34,785,251

Net Assets:
Beginning of year	240,799,781	189,222,804	191,296,871	156,511,620
End of year	$ 230,561,992	$ 240,799,781	$ 173,670,334	$ 191,296,871
Undistributed net investment income
at end of year	$ 2,407,403	$ 2,379,051	$ 79,829	$ 69,594

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Liahona Fund		Enhanced Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	April 30, 2011	April 30, 2012	April 30, 2011
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 2,015,426	$ 2,232,142	$ 919,561	$ 675,791
Net realized gain (loss) on investments	6,863,786	4,428,753	(6,791,224)	4,108,443
Net realized gain (loss) on written options	-	-	2,308,817	1,218,677
Distributions of realized gains
by underlying investment companies	18,561	81,643	-	-
Net change in unrealized appreciation
(depreciation) on investments	(9,521,684)	23,804,053	(946,583)	691,612
Net change in unrealized appreciation
(depreciation) on written options	-	-	279,793	(199,849)
Net increase (decrease) in net assets
resulting from operations	(623,911)	30,546,591	(4,229,636)	6,494,674
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	(2,103,398)	(2,555,382)	(2,948,104)	(680,628)
From Net Realized Gains:
Class C	-	-	-	-
Class N	(4,143,256)	-	(3,649,546)	(1,989,852)
Total Dividends and Distributions
to Shareholders	(6,246,654)	(2,555,382)	(6,597,650)	(2,670,480)
From Fund Share Transactions (Note 6)	10,628,285	34,440,975	4,328,681	31,215,676
Total Increase (Decrease) in Net Assets	3,757,720	62,432,184	(6,498,605)	35,039,870

Net Assets:
Beginning of year	229,714,546	167,282,362	88,164,006	53,124,136
End of year	$ 233,472,266	$ 229,714,546	$ 81,665,401	$ 88,164,006
Undistributed (Overdistributed) net investment
income at end of year	$ (77,129)	$ 15,046	$ -	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Flexible Income Fund		Select Appreciation Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	April 30, 2011	April 30, 2012	April 30, 2011
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 3,413,058	$ 2,673,906	$ 317,593	$ 276,323
Net realized gain (loss) on investments	35,543	289,217	(405,182)	2,099,553
Net realized gain (loss) on written options	-	-	-	-
Distributions of realized gains
by underlying investment companies	112,090	61,251	9,109	108,578
Net change in unrealized appreciation
(depreciation) on investments	2,609,479	1,990,241	(3,700,353)	12,145,964
Net change in unrealized appreciation
(depreciation) on written options	-	-	(763)	-
Net increase (decrease) in net assets
resulting from operations	6,170,170	5,014,615	(3,779,596)	14,630,418
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	(3,534,236)	(2,738,055)	-	(323,326)
From Net Realized Gains:
Class C	-	-	-	-
Class N	(28,896)	(270,585)	(2,197,703)	(115,381)
Total Dividends and Distributions
to Shareholders	(3,563,132)	(3,008,640)	(2,197,703)	(438,707)
From Fund Share Transactions (Note 6)	32,891,456	38,256,197	321,434	8,536,338
Total Increase (Decrease) in Net Assets	35,498,494	40,262,172	(5,655,865)	22,728,049

Net Assets:
Beginning of year	107,626,591	67,364,419	89,199,796	66,471,747
End of year	$ 143,125,085	$ 107,626,591	$ 83,543,931	$ 89,199,796
Undistributed (Overdistributed) net investment
income at end of year	$ -	$ -	$ 281,769	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Shelter Fund

	Year Ended	Year Ended
	April 30, 2012	April 30, 2011
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ (96,282)	$ 125,140
Net realized gain (loss) on investments	(3,802,250)	492,449
Net realized gain (loss) on written options	-	-
Distributions of realized gains
by underlying investment companies	-	-
Net change in unrealized appreciation
(depreciation) on investments	(5,410,148)	6,184,906
Net change in unrealized appreciation
(depreciation) on written options	-	-
Net increase (decrease) in net assets
resulting from operations	(9,308,680)	6,802,495
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-
Class N	-	(175,929)
From Net Realized Gains:
Class C	-	-
Class N	(641,108)	-
Total Dividends and Distributions
to Shareholders	(641,108)	(175,929)
From Fund Share Transactions (Note 6)	15,664,679	38,421,595
Total Increase (Decrease) in Net Assets	5,714,891	45,048,161

Net Assets:
Beginning of year	57,492,250	12,444,089
End of year	$ 63,207,141	$ 57,492,250
Undistributed (Overdistributed) net investment
income at end of year	$ (23,088)	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class C Shares

	Fiscal Years Ending April 30,
	2012	2011	2010	2009		2008

Net asset value, beginning of year	$ 13.73	$ 11.80	$ 8.37	$ 14.31		$ 14.47

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	(0.05)	(0.07)	(0.07)	0.01		(0.10)
Net realized and unrealized gain (loss)
on investments	(0.68)	2.00	3.52	(5.60)		0.65
Total income (loss) from
investment operations	(0.73)	1.93	3.45	(5.59)		0.55

Less distributions from:
net investment income	-	-	(0.02)	-		-
net realized gain	-	-	-	(0.35)		(0.71)
Total distributions from net investment
income and net realized gains	$ -	$ -	$ (0.02)	$ (0.35)		$ (0.71)

Net asset value, end of year	$ 13.00	$ 13.73	$ 11.80	$ 8.37		$ 14.31

Total return (c)	(5.32)%	16.36%	41.17%	(38.90)%		3.62%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 3,146	$ 3,963	$ 4,130	$ 3,292		$ 5,850
Ratio of expenses to
average net assets (d)	2.15%	2.15%	2.15%	2.15%	(e)	2.15	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.17%	2.17%	2.15%	2.15%	(e)	2.15	(e)
Ratio of net investment income (loss) to
average net assets (b)	(0.41)%	(0.56)%	(0.64)%	0.11%		(0.67)%
Portfolio turnover rate	19%	53%	29%	69%		44%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Gemini Fund Services, LLC (the "Administrator")
not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Percentage reflects recapture of prior period expense reimbursement by Adviser.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2012	2011	2010	2009		2008

Net asset value, beginning of year	$ 14.44	$ 12.34	$ 8.75	$ 14.97		$ 15.02

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.08	0.06	0.04	0.12		0.06
Net realized and unrealized gain (loss)
on investments	(0.71)	2.09	3.68	(5.88)		0.67
Total income (loss) from
investment operations	(0.63)	2.15	3.72	(5.76)		0.73

Less distributions from:
net investment income	(0.09)	(0.05)	(0.13)	(0.11)		(0.06)
net realized gains	-	-	-	(0.35)		(0.72)
Total distributions from net investment
income and net realized gains	(0.09)	(0.05)	(0.13)	(0.46)		(0.78)

Net asset value, end of year	$ 13.72	$ 14.44	$ 12.34	$ 8.75		$ 14.97

Total return (c)	(4.31)%	17.47%	42.60%	(38.26)%		4.64%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 500,675	$ 572,587	$ 555,827	$ 517,478		$ 825,756
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	(e)	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.17%	1.17%	1.15%	1.15%	(e)	1.15%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.59%	0.46%	0.37%	1.13%		0.39%
Portfolio turnover rate	19%	53%	29%	69%		44%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Percentage reflects recapture of prior period expense reimbursement by Adviser.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$ 10.21	$ 9.31	$ 7.48	$ 10.51	$ 11.39

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.20	0.23	0.22	0.25	0.23
Net realized and unrealized gain (loss)
on investments	(0.10)	0.91	1.82	(3.04)	(0.33)
Total income (loss) from
investment operations	0.10	1.14	2.04	(2.79)	(0.10)

Less distributions from:
net investment income	(0.21)	(0.24)	(0.21)	(0.13)	(0.23)
net realized gains	-	-	-	(0.11)	(0.55)
Total distributions from net investment
income and net realized gains	(0.21)	(0.24)	(0.21)	(0.24)	(0.78)

Net asset value, end of year	$ 10.10	$ 10.21	$ 9.31	$ 7.48	$ 10.51

Total return (c)	1.12%	12.42%	27.39%	(26.48)%	(1.13)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 278,309	$ 256,329	$ 215,419	$ 126,290	$ 168,224
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.22%	1.23%	1.22%	1.27%	1.23%
Ratio of net investment income (loss) to
average net assets (b)	2.09%	2.38%	2.58%	2.98%	2.06%
Portfolio turnover rate	13%	27%	27%	67%	66%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Select Allocation Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$ 10.22	$ 8.92	$ 6.58	$ 11.32	$ 11.14

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.16	0.16	0.15	0.18	0.14
Net realized and unrealized gain (loss)
on investments	(0.41)	1.31	2.36	(4.63)	0.65
Total income (loss) from
investment operations	(0.25)	1.47	2.51	(4.45)	0.79

Less distributions from:
net investment income	(0.16)	(0.17)	(0.17)	(0.09)	(0.13)
net realized gains	-	-	-	(0.20)	(0.48)
Total distributions from net investment
income and net realized gains	(0.16)	(0.17)	(0.17)	(0.29)	(0.61)

Net asset value, end of year	$ 9.81	$ 10.22	$ 8.92	$ 6.58	$ 11.32

Total return (c)	(2.31)%	16.57%	38.27%	(39.25)%	6.93%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 230,562	$ 240,800	$ 189,223	$ 120,365	$ 164,936
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.27%	1.25%	1.28%	1.30%	1.23%
Ratio of net investment income (loss) to
average net assets (b)	1.68%	1.74%	1.80%	2.31%	1.18%
Portfolio turnover rate	33%	26%	40%	75%	83%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$ 11.29	$ 9.48	$ 6.87	$ 10.84	$ 11.32

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.06	0.05	0.06	0.09	0.04
Net realized and unrealized gain (loss) on
on investments	(0.34)	1.82	2.63	(3.99)	(0.10)
Total income (loss) from
investment operations	(0.28)	1.87	2.69	(3.90)	(0.06)

Less distributions from:
net investment income	(0.06)	(0.06)	(0.08)	(0.06)	(0.06)
net realized gains	-	-	-	(0.01)	(0.36)
Total distributions from net investment
income and net realized gains	(0.06)	(0.06)	(0.08)	(0.07)	(0.42)

Net asset value, end of year	$ 10.95	$ 11.29	$ 9.48	$ 6.87	$ 10.84

Total return (c)	(2.43)%	19.80%	39.21%	(35.92)%	(0.75)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 173,670	$ 191,297	$ 156,512	$ 106,006	$ 161,765
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.26%	1.26%	1.27%	1.26%	1.22%
Ratio of net investment income (loss) to
average net assets (b)	0.57%	0.53%	0.68%	1.14%	0.39%
Portfolio turnover rate	43%	25%	27%	38%	38%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$ 10.48	$ 9.17	$ 7.18	$ 10.40	$ 10.94

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.09	0.11	0.12	0.19	0.12
Net realized and unrealized gain (loss)
on investments	(0.12)	1.32	2.00	(3.24)	(0.33)
Total income (loss) from
investment operations	(0.03)	1.43	2.12	(3.05)	(0.21)

Less distributions from:
net investment income	(0.10)	(0.12)	(0.13)	(0.13)	(0.12)
net realized gains	(0.19)	-	-	(0.04)	(0.21)
Total distributions from net investment
income and net realized gains	(0.29)	(0.12)	(0.13)	(0.17)	(0.33)

Net asset value, end of year	$ 10.16	$ 10.48	$ 9.17	$ 7.18	$ 10.40

Total return (c)	(0.09)%	15.72%	29.57%	(29.31)%	(2.06)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 233,472	$ 229,715	$ 167,282	$ 41,093	$ 47,740
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.24%	1.24%	1.29%	1.43%	1.39%
Ratio of net investment income (loss) to
average net assets (b)	0.91%	1.17%	1.40%	2.30%	1.14%
Portfolio turnover rate	46%	22%	7%	46%	49%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Enhanced Income Fund and Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Enhanced Income Fund				Flexible Income Fund

	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,		April 30,	April 30,	April 30,
	2012	2011	2010 *		2012	2011	2010 *

Net asset value, beginning of year	$ 11.11	$ 10.58	$ 10.00		$ 10.37	$ 10.11	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.09	0.11	0.06		0.28	0.32	0.15
Net realized and unrealized gain (loss)
on investments	(0.22)	0.83	0.57		0.22	0.29	0.06
Total income (loss) from
investment operations	(0.13)	0.94	0.63		0.50	0.61	0.21

Less distributions from:
net investment income	(0.35)	(0.11)	(0.05)		(0.29)	(0.32)	(0.10)
net realized gains	(0.47)	(0.30)	(0.00)	(g)	-	(0.03)	-
Total distributions from net investment
income and net realized gains	(0.82)	(0.41)	(0.05)		(0.29)	(0.35)	(0.10)

Net asset value, end of year	$ 10.16	$ 11.11	$ 10.58		$ 10.58	$ 10.37	$ 10.11

Total return (c)	(0.83)%	9.11%	6.32%	(f)	4.94%	6.10%	2.15%	(f)

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 81,665	$ 88,164	$ 53,124		$ 143,125	$107,627	$ 67,364
Ratio of expenses to
average net assets (d)	1.05%	1.05%	1.05%	(e)	0.80%	0.80%	0.80%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.26%	1.36%	1.90%	(e)	0.98%	1.01%	1.48%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.89%	1.02%	1.07%	(e)	2.71%	3.07%	2.64%	(e)
Portfolio turnover rate	184%	86%	3%	(f)	8%	10%	3%	(f)

*	The Enhanced Income Fund and Flexible Income Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Select Appreciation Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Year	Year	Period
	Ended	Ended	Ended
	April 30,	April 30,	April 30,
	2012	2011	2010*

Net asset value, beginning of year	$ 13.37	$ 11.25	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.05	0.04	0.01
Net realized and unrealized gain (loss)
on investments	(0.57)	2.15	1.30
Total income from
investment operations	(0.52)	2.19	1.31

Less distributions from:
net investment income	-	(0.05)	(0.06)
net realized gains	(0.33)	(0.02)	(0.00)	(g)
Total distributions from net investment
income and net realized gains	(0.33)	(0.07)	(0.06)

Net asset value, end of year	$ 12.52	$ 13.37	$ 11.25

Total return (c)	(3.54)%	19.50%	13.14%	(f)

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 83,544	$ 89,200	$ 66,472
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.37%	1.35%	1.90%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.40%	0.37%	0.23%	(e)
Portfolio turnover rate	49%	42%	20%	(f)

*	The Select Appreciation Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Year	Year	Period
	Ended	Ended	Ended
	April 30,	April 30,	April 30,
	2012	2011	2010*

Net asset value, beginning of year	$ 11.74	$ 10.44	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	(0.02)	0.04	(0.01)
Net realized and unrealized gain (loss)
on investments	(1.70)	1.31	0.45
Total income from
investment operations	(1.72)	1.35	0.44

Less distributions from:
net investment income	-	(0.05)	-
net realized gains	(0.09)	-	-
Total distributions from net investment
income and net realized gains	(0.09)	(0.05)	-

Net asset value, end of year	$ 9.93	$ 11.74	$ 10.44

Total return (c)	(14.60)%	12.95%	4.40%	(f)

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 63,207	$ 57,492	$ 12,444
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.29%	1.34%	4.05%	(e)
Ratio of net investment income (loss) to
average net assets (b)	(0.15)%	0.37%	(0.26)%	(e)
Portfolio turnover rate	311%	89%	0%	(f)

* Fund commenced operations on December 30, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Notes to Financial Statements

April 30, 2012

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund,  and Shelter Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.  The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Select Allocation Fund	Total return, consisting of capital growth and income
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income
Enhanced Income Fund	Total return, consisting of capital growth and income
Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
Select Appreciation Fund Shelter Fund	Long-term growth Limiting the impact of large equity market declines

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund
Class N	Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

Level  2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level  3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Funds’ assets and liabilities measured at fair value:

Amerigo

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 489,151,140	$ -	$ -	$ 489,151,140
Money Market Funds	16,751,781	-	-	16,751,781
Total	$ 505,902,921	$ -	$ -	$ 505,902,921

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

Clermont

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,206,750	$ -	$ -	$ 1,206,750
Bond Funds	95,128,070	-	-	95,128,070
Equity Funds	149,972,740	-	-	149,972,740
Corporate Bonds	-	29,959,134	-	29,959,134
Money Market Funds	2,204,850	-	-	2,204,850
Total	$ 248,512,410	$ 29,959,134	$ -	$ 278,471,544
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 15,330	$ 3,900	$ -	$ 19,230
Total	$ 15,330	$ 3,900	$ -	$ 19,230

Select Allocation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,164,140	$ -	$ -	$ 4,164,140
Bond Funds	34,985,100	-	-	34,985,100
Equity Funds	164,157,520	-	-	164,157,520
Corporate Bonds	-	25,766,025	-	25,766,025
Money Market Funds	1,800,381	-	-	1,800,381
Total	$ 205,107,141	$ 25,766,025	$ -	$ 230,873,166
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 19,710	$ -	$ -	$ 19,710
Total	$ 19,710	$ -	$ -	$ 19,710

Descartes

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 5,709,995	$ -	$ -	$ 5,709,995
Equity Funds	162,502,162	-	-	162,502,162
Money Market Funds	6,309,926	-	-	6,309,926
Total	$ 174,522,083	$ -	$ -	$ 174,522,083

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

Liahona

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 29,427,205	$ -	$ -	$ 29,427,205
Equity Funds	196,449,016	-	-	196,449,016
Money Market Funds	8,366,363	-	-	8,366,363
Total	$ 234,242,584	$ -	$ -	$ 234,242,584

Enhanced Income

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,217,265	$ -	$ -	$ 1,217,265
Bond Funds	6,384,000	-	-	6,384,000
Equity Funds	70,750,372	-	-	70,750,372
Money Market Funds	3,631,579	-	-	3,631,579
Total	$ 81,983,216	$ -	$ -	$ 81,983,216
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 34,660	$ 15,420	$ -	$ 50,080
Total	$ 34,660	$ 15,420	$ -	$ 50,080

Flexible Income

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 69,962,880	$ -	$ -	$ 69,962,880
Corporate Bonds	-	13,022,123	-	13,022,123
U.S. Government & Agency Obligations	-	45,563,598	-	45,563,598
Money Market Funds	14,222,958	-	-	14,222,958
Total	$ 84,185,838	$ 58,585,721	$ -	$ 142,771,559

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

Select Appreciation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 904,650	$ -	$ -	$ 904,650
Equity Funds	80,404,110	-	-	80,404,110
Money Market Funds	2,731,314	-	-	2,731,314
Total	$ 84,040,074	$ -	$ -	$ 84,040,074
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 11,110	$ -	$ -	$ 11,110
Total	$ 11,110	$ -	$ -	$ 11,110

Shelter

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 50,103,852	$ -	$ -	$ 50,103,852
U.S. Government & Agency Obligations	-	10,866,628	-	10,866,628
Money Market Funds	2,291,582	-	-	2,291,582
Total	$ 52,395,434	$ 10,866,628	$ -	$ 63,262,062

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Refer to the Schedules of Investments for security classifications.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

For the year ended April 30, 2012, the change in unrealized appreciation and depreciation, realized gain on option contracts subject to equity price risk and the value of such options, were as follows:

			Change in Unrealized
		Net Realized	Appreciation/
	Fair Value	Gain	(Depreciation)
Clermont Fund	19,230	43,021	(6,598)
Select Allocation Fund	19,710	62,636	(4,474)
Enhanced income Fund	50,080	2,308,817	279,793
Select Appreciation Fund	11,110	-	(763)

The number of option contracts written and the premiums received during the year ended April 30, 2012, were as follows:

	Clermont Fund		Select Allocation Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of year	-	$ -	-	$ -
Options written	6,553	62,397	8,683	82,985
Options exercised	(350)	(6,744)	(294)	(5,113)
Options expired	(4,353)	(43,021)	(6,039)	(62,636)
Options closed	-	-	-	-
Options outstanding, end of year	1,850	$ 12,632	2,350	$ 15,236

	Enhanced Income Fund		Select Appreciation Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of year	4,569	$ 96,134	-	$ -
Options written	104,015	3,261,511	905	10,347
Options exercised	(14,897)	(558,297)	-	-
Options expired	(61,646)	(1,615,895)	-	-
Options closed	(25,176)	(1,045,143)	-	-
Options outstanding, end of year	6,865	$ 138,310	905	$ 10,347

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets for all funds with the exception of Enhanced Income and Flexible Income. The rates these funds will pay are as follows: Enhanced Income, 0.90%; and Flexible Income, 0.65%.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits at least through August 31, 2012.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N (Amerigo, Clermont, Select Allocation, Descartes, Liahona, Select Appreciation and Shelter)	1.15%
Class N (Enhanced)	1.05%
Class N (Flexible Income)	0.80%

The waivers and reimbursements, if any, of the Adviser’s fees for the year ended April 30, 2012 were as follows:

Fund	Waiver/Reimbursement

Amerigo Fund	$ 84,102
Clermont Fund	190,941
Select Allocation Fund	254,216
Descartes Fund	194,363
Liahona Fund	203,266
Enhanced Income Fund	215,163
Flexible Income Fund	220,663
Select Appreciation Fund	173,168
Shelter Fund	89,893

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the year ended April 30, 2012, the Adviser recaptured no fees for prior period expense waivers/reimbursements from the Funds.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through April 30 of the years indicated.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

Fund	2013	2014	2015	Total
Amerigo Fund	$ 23,324	$ 117,624	$ 84,102	$ 225,050
Clermont Fund	128,022	183,614	190,941	502,577
Select Allocation Fund	195,804	214,664	254,216	664,684
Descartes Fund	148,783	173,239	194,363	516,385
Liahona Fund	107,844	163,287	203,266	474,397
Enhanced Income Fund	101,850	202,927	215,163	519,940
Flexible Income Fund	97,013	186,281	220,663	503,957
Select Appreciation Fund	108,252	144,237	173,168	425,657
Shelter Fund	58,895	63,239	89,893	212,027

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plan for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  Effective July 1, 2011, the Board approved the following Trustee compensation schedule: Each Trustee will receive a flat fee of $6,000 per quarter.  Previously, each Trustee received $3,000 for each regular board meeting attended in-person.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

A Trustee and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities including written options owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2012, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Amerigo Fund	$ 438,195,957	$ 71,470,502	$ (3,763,538)	$ 67,706,964
Clermont Fund	244,045,373	35,675,977	(1,269,036)	34,406,941
Select Allocation Fund	201,988,372	29,792,892	(927,808)	28,865,084
Descartes Fund	159,673,218	17,004,000	(2,155,135)	14,848,865
Liahona Fund	213,354,592	22,661,007	(1,773,015)	20,887,992
Enhanced Income Fund	83,908,884	3,037,810	(5,013,558)	(1,975,748)
Flexible Income Fund	137,579,004	5,271,728	(79,173)	5,192,555
Select Appreciation Fund	71,848,763	12,272,118	(91,917)	12,180,201
Shelter Fund	62,178,394	1,254,207	(170,539)	1,083,668

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended April 30, 2012, were as follows:

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

	Purchases	Sales

Amerigo Fund	$ 94,964,497	$ 152,021,450
Clermont Fund	58,730,085	33,270,059
Select Allocation Fund	72,059,802	71,519,165
Descartes Fund	70,828,862	83,259,249
Liahona Fund	107,710,683	95,513,694
Enhanced Income Fund	182,392,970	178,903,631
Flexible Income Fund	45,396,662	8,889,020
Select Appreciation Fund	39,794,853	43,448,505
Shelter Fund	196,861,000	183,139,750

6.

Shareholders’ Transactions

At April 30, 2012, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Year Ended		Year Ended
	April 30, 2012		April 30, 2011
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	6,514	$ 79,439	14,536	$ 179,568
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(53,233)	(644,953)	(75,801)	(910,518)
Net decrease	(46,719)	$ (565,514)	(61,265)	$ (730,950)

Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	6,468,276	$ 84,045,383	6,818,652	$ 86,295,484
Shares issued to shareholders
in reinvestment	263,655	3,221,864	157,003	2,094,424
Shares redeemed	(9,885,095)	(129,045,278)	(12,370,654)	(153,842,892)
Net decrease	(3,153,164)	$ (41,778,031)	(5,394,999)	$ (65,452,984)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

	Year Ended		Year Ended
	April 30, 2012		April 30, 2011
Clermont Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	7,668,145	$ 74,684,019	7,676,968	$ 72,924,163
Shares issued to shareholders
in reinvestment	575,859	5,395,793	595,354	5,733,254
Shares redeemed	(5,802,935)	(56,349,854)	(6,294,217)	(59,906,295)
Net increase	2,441,069	$ 23,729,958	1,978,105	$ 18,751,122

Select Allocation	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	5,006,640	$ 47,277,332	6,450,915	$ 59,440,210
Shares issued to shareholders
in reinvestment	394,269	3,516,884	380,086	3,626,025
Shares redeemed	(5,468,356)	(51,532,674)	(4,478,741)	(41,062,043)
Net increase (decrease)	(67,447)	$ (738,458)	2,352,260	$ 22,004,192

Descartes Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,863,348	$ 29,686,264	3,936,057	$ 38,794,957
Shares issued to shareholders
in reinvestment	95,186	933,770	98,702	1,027,486
Shares redeemed	(4,045,198)	(41,835,495)	(3,602,775)	(35,358,125)
Net increase (decrease)	(1,086,664)	$ (11,215,461)	431,984	$ 4,464,318

Liahona Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	5,485,465	$ 54,202,754	7,185,599	$ 67,377,145
Shares issued to shareholders
in reinvestment	663,292	6,188,516	258,010	2,528,501
Shares redeemed	(5,099,902)	(49,762,985)	(3,772,395)	(35,464,671)
Net increase	1,048,855	$ 10,628,285	3,671,214	$ 34,440,975

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

	Year Ended		Year Ended
	April 30, 2012		April 30, 2011
Enhanced Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	8,804,654	$ 93,720,696	3,834,581	$ 40,962,689
Shares issued to shareholders
in reinvestment	663,256	6,467,105	249,370	2,663,715
Shares redeemed	(9,366,833)	(95,859,120)	(1,166,552)	(12,410,728)
Net increase	101,077	$ 4,328,681	2,917,399	$ 31,215,676

Flexible Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	5,878,148	$ 61,352,859	5,094,907	$ 52,397,201
Shares issued to shareholders
in reinvestment	341,367	3,557,930	292,513	3,005,576
Shares redeemed	(3,069,750)	(32,019,333)	(1,667,088)	(17,146,580)
Net increase	3,149,765	$ 32,891,456	3,720,332	$ 38,256,197

Select Appreciation Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,661,579	$ 20,223,923	1,986,022	$ 22,584,020
Shares issued to shareholders
in reinvestment	198,867	2,197,480	35,807	438,640
Shares redeemed	(1,855,286)	(22,099,969)	(1,263,016)	(14,486,322)
Net increase	5,160	$ 321,434	758,813	$ 8,536,338

Shelter Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,585,834	$ 37,039,669	4,286,998	$ 44,575,162
Shares issued to shareholders
in reinvestment	66,138	640,879	16,162	175,680
Shares redeemed	(2,187,787)	(22,015,869)	(596,178)	(6,329,247)
Net increase	1,464,185	$ 15,664,679	3,706,982	$ 38,421,595

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

7.

Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended April 30, 2012 and April 30, 2011 were as follows:

	Ordinary	Long-Term	Total
2012	Income	Capital Gain	Distributions
Amerigo Fund	$ 3,253,799	$ -	$ 3,253,799
Clermont Fund	5,452,595	-	5,452,595
Select Allocation Fund	3,574,228	-	3,574,228
Descartes Fund	940,915	-	940,915
Liahona Fund	2,064,771	4,181,883	6,246,654
Enhanced Income Fund	6,361,604	236,046	6,597,650
Flexible Income Fund	3,415,614	147,518	3,563,132
Select Appreciation Fund	538,547	1,659,156	2,197,703
Shelter Fund	565,925	75,183	641,108

	Ordinary	Long-Term	Total
2011	Income	Capital Gain	Distributions
Amerigo Fund	$ 2,127,495	$ -	$ 2,127,495
Clermont Fund	5,822,468	-	5,822,468
Select Allocation Fund	3,780,919	-	3,780,919
Descartes Fund	1,035,585	-	1,035,585
Liahona Fund	2,555,382	-	2,555,382
Enhanced Income Fund	2,663,284	7,196	2,670,480
Flexible Income Fund	2,969,491	39,149	3,008,640
Select Appreciation Fund	438,707	-	438,707
Shelter Fund	175,929	-	175,929

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

As of April 30, 2012, the components of distributable earnings/ (deficit) on a tax basis were as follows:

			Post	Capital		Total
	Undistributed	Undistributed	October	Loss	Unrealized	Accumulated
	Ordinary	Long-Term	& Late Year	Carry	Appreciation/	Earnings/
	Income	Gains	Losses	Forwards	(Depreciation)	(Deficits)
Amerigo Fund	$ 1,888,207	$ -	$ -	$ (98,005,298)	$ 67,706,964	$ (28,410,127)
Clermont Fund	2,407,577	-	-	(23,118,180)	34,406,941	13,696,338
Select Allocation Fund	2,407,403	-	-	(25,161,545)	28,865,084	6,110,942
Descartes Fund	79,829	-	-	(7,536,156)	14,848,865	7,392,538
Liahona Fund	-	1,779,190	(77,129)	-	20,887,992	22,590,053
Enhanced Income Fund	681,785	-	(4,293,712)	-	(1,975,748)	(5,587,675)
Flexible Income Fund	-	23,806	-	-	5,192,555	5,216,361
Select Appreciation Fund	281,769	-	-	(275,054)	12,180,201	12,186,916
Shelter Fund	-	-	(2,404,047)	(1,459,257)	1,083,668	(2,779,636)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and straddles and partnership adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to partnership adjustments.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At April 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	April 30, 2017	April 30, 2018	Non-Expiring Short-Term	Total
Amerigo Fund	$ -	$ 98,005,298	$ -	$ 98,005,298
Clermont Fund	3,878,320	19,239,860	-	23,118,180
Select Allocation Fund	1,717,163	23,444,382	-	25,161,545
Descartes Fund	-	7,536,156	-	7,536,156
Select Appreciation Fund	-	-	275,054	275,054
Shelter Fund	-	-	1,459,257	1,459,257

Permanent book and tax differences primarily attributable to net operating loss, reclass of ordinary income distributions and adjustments for paydowns and partnerships, resulted in reclassification for the following Funds for the period ended April 30, 2012 as follows:

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

	Paid in	Undistributed Net	Accumulated Net Realized Gain/
	Capital	Investment Income	(Loss) from Security Transactions
Amerigo Fund	$ -	$ 937,790	$ (937,790)
Clermont Fund	-	465,584	(465,584)
Select Allocation Fund	-	(67,046)	67,046
Descartes Fund	-	(12,916)	12,916
Liahona Fund	-	(4,203)	4,203
Enhanced Income Fund	-	2,028,543	(2,028,543)
Flexible Income Fund	-	121,178	(121,178)
Select Appreciation Fund	-	(35,824)	35,824
Shelter Fund	(109,452)	73,194	36,258

8.

Underlying Investment in other Investment Companies

The Shelter Fund currently seeks to achieve their investment objectives by investing a portion of their assets in iShares S&P 500 Index Fund and SPDR S&P 500 ETF Trust (the “Securities”).  The Fund may redeem their investments from the Securities at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities.  The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at ‘www.sec.gov’.  As of April 30, 2012, the percentage of the Fund’s net assets invested in the Securities was 27.86% and 27.85% for the Shelter Fund, respectively.

9.

New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”).”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2012

10.

Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of AdvisorOne Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund (each a series of AdvisorOne Funds), as of April 30, 2012, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund, as of April 30, 2012 and the results of their operations, the changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania June 25, 2012

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	11/1/2011	4/30/2012
Amerigo Fund
Actual:
Class C	$ 1,000.00	$ 1,089.70	2.15%	$ 11.17	*
Class N	1,000.00	1,095.00	1.15%	5.99	*
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.17	2.15%	10.77	*
Class N	1,000.00	1,019.14	1.15%	5.77	*
Clermont Fund
Actual	1,000.00	1,066.60	1.15%	5.91	*
Hypothetical (5% return before expenses):	1,000.00	1,019.14	1.15%	5.77	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 182/366.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	11/1/2011	4/30/2012
Select Allocation Fund
Actual	1,000.00	1,081.70	1.15%	5.95	*
Hypothetical (5% return before expenses):	1,000.00	1,019.14	1.15%	5.77	*
Descartes Fund
Actual	1,000.00	1,089.60	1.15%	5.97	*
Hypothetical (5% return before expenses):	1,000.00	1,019.14	1.15%	5.77	*
Liahona Fund
Actual	1,000.00	1,073.90	1.15%	5.93	*
Hypothetical (5% return before expenses):	1,000.00	1,019.14	1.15%	5.77	*
Enhanced Income Fund
Actual	1,000.00	1,052.10	1.05%	5.36	*
Hypothetical (5% return before expenses):	1,000.00	1,019.64	1.05%	5.27	*
Flexible Income Fund
Actual	1,000.00	1,027.00	0.80%	4.03	*
Hypothetical (5% return before expenses):	1,000.00	1,020.89	0.80%	4.02	*
Select Appreciation Fund
Actual	1,000.00	1,115.60	1.15%	6.05	*
Hypothetical (5% return before expenses):	1,000.00	1,019.14	1.15%	5.77	*
Shelter Fund
Actual	1,000.00	1,003.60	1.15%	5.73	*
Hypothetical (5% return before expenses):	1,000.00	1,019.14	1.15%	5.77	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 182/366.

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  The term of office of each Trustee listed below will continue indefinitely.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age (Year of Birth)	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl 1950	Trustee Since 2004	Consultant to small and emerging businesses (since 2000).	11

Northern Lights Fund Trust and Northern Lights Variable Trust (97 portfolios); Satuit Capital Management Trust; Ladenburg Thalmann Alternative Strategies Fund, The World Funds Trust, Global Real Estate Fund (2008-2011), The Z Seven Fund, Inc. (2007- May 2010),  Greenwich Advisors Trust (2007 – February 2011)

Gary W. Lanzen 1954	Trustee Since 2003	Chief Investment Officer, Orizon Investment Counsel, LLC (2000-2010).	11	Northern Lights Fund Trust and Northern Lights Variable Trust (97 portfolios), Ladenburg Thalmann Alternative Strategies Fund
Larry A. Carter 1952	Trustee Since February 2012	Consultant to private equity clients on grain processing industry (since 2004).	11	NONE
John W. Davidson 1946	Trustee Since February 2012	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	11	PartnerRe Asset Management Corporation, PartnerRe Reinsurance Company of the US
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (1987-Present).	11	NONE

AdvisorOne Funds Annual Report

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
W. Patrick Clarke 1945	Trustee Since February 2012	President of the Trust (2003-2012); Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC (since 2003); Manager of CLS Investments, LLC (since 1989); Orion Advisor Services, LLC (since 2003); Gemini Fund Services, LLC (since 2003); Northern Lights Distributors, LLC (since 2003); Gemcom, LLC (since 2004); Northern Lights Compliance Services, LLC (since 2004); and Taurus Financial Consultants, LLC (since 2004); Director of Constellation Trust Company (since 2004).	11	NONE
Douglas E. McCash**** 1970	Trustee Since February 2012	Chief Compliance Officer for CLS Investments, LLC (2008-Present); Associate General Counsel NorthStar Financial Services Group, LLC (2006-2011).	11	NONE
Todd Clarke***** 1969	President Since March 2012	President of the Trust (since March 2012) and President, CLS Investments, LLC (since 2004).	N/A	Millard Public Schools Foundation
Brian Nielsen****** 1972	Secretary and Chief Legal Officer Since 2003

Secretary and Chief Legal Officer of the Trust; Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003), CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2004); Secretary and General Counsel for Gemcom, LLC (since 2004); and Manager Secretary and General Counsel for Northern Lights Compliance Services, LLC (since 2004).

			N/A	Northern Lights Fund Trust II (20 portfolios)
Michael J. Wagner 1950	Chief Compliance Officer Since 2006	President (4/2006-present) and Chief Operating Officer (9/2004–3/2006) of Northern Lights Compliance Services, LLC.	N/A	N/A

AdvisorOne Funds Annual Report

Interested Trustees and Officers (Continued)

Dawn Borelli 1972	Treasurer Since April 2012

Assistant Vice President, of Fund Administration, Gemini Fund Services, LLC since 2010, Assistant Vice President of Global Fund Administration, Legg Mason & Co. LLC (financial service company) from 2003 to 2010.

		N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the AdvisorOne Funds trust.

***W. Patrick Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator and Fund Accountant), CLS Investments, LLC (investment adviser to certain funds of the trust) and Northern Lights Distributors, LLC (the Funds’ Distributor). Mr. Clarke is the father of Todd Clarke and the father-in-law of Brian Nielsen.

**** Mr. McCash is categorized as an “interested” trustee because of his position as CCO, and prior position as legal counsel, of CLS Investments, LLC.

*****Mr. Todd Clarke is the son of W. Patrick Clarke and the brother-in-law of Brian Nielsen.

******Mr. Nielsen is the son-in-law of W. Patrick Clarke and the brother-in-law of Todd Clarke.

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225

AdvisorOne Funds Annual Report

Additional Information (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of the AdvisorOne Funds (the “Trust”) held on April 26, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and CLS Investments, LLC (“CLS” or the “Adviser”).  The Board further considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between CLS and Capital Wealth Planning, LLC, (“CWP” or the “Sub-Adviser”) with respect to the Enhanced Income Fund.

The Board reviewed information related to the proposed renewal of the Investment Advisory Agreement with the Trust, including (a) the investment performance of each Fund, a peer group of funds and appropriate indices; (b) the Adviser’s personnel and resources; and (c) comparative fees and expenses of a peer group of funds.  The Board deliberations included a consideration of the following:

Nature, Extent and Quality of Services.  The Board reviewed materials provided by CLS related to the Investment Advisory Agreement with the Trust, including CLS’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Funds, including the team of five individuals that primarily monitor and execute the investment process, an organization chart of CLS and its parent company.  The Board discussed the extent of CLS’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board received satisfactory responses from representatives of CLS with respect to a series of important questions, including: whether CLS was involved in any lawsuits or pending regulatory actions; whether CLS’s management of other accounts conflicts with its management of the Funds; and whether CLS has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by CLS of its practices for monitoring compliance with the Funds’ investment limitations, noting CLS’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.   The Board then reviewed the Adviser’s overview of its current trading practices and its policies with respect to selection of broker-dealers for portfolio transactions, noting the Adviser has the ability to utilize several broker-dealers although they primarily utilize Cantor Fitzgerald, Cowen and Company, LLC and Ceros Financial Services, Inc. to execute trades.  The Board then reviewed the capitalization of CLS based on financial information provided by CLS and concluded that CLS was sufficiently well-capitalized to meet its obligations to the Funds.  The Board concluded that CLS has provided quality advisory services in a manner that is consistent with the Board's expectations.

Performance.  The Board reviewed information on the investment performance of each Fund since inception.  The Board reviewed information on the most recent performance of the Shelter Fund as compared to a peer group of other funds in the allocation/alternative Morningstar category group.   The Board considered information prepared by CLS regarding the performance of the other Funds in the Trust, as compared against their benchmarks.    The Board concluded that the Adviser’s past performance as compared to each Fund’s benchmark was reasonable.

AdvisorOne Funds Annual Report

Additional Information (Unaudited) (Continued)

Fees and Expenses.  The Board reviewed the advisory fees and expense ratios of Amerigo, Clermont, Select Allocation, Descartes, Liahona, Enhanced Income, Flexible Income and Select Appreciation Funds compared to fees paid by a peer group of other fund of funds and ETFs, based on Morningstar statistics.  The Board then reviewed the advisory fees paid by Shelter Fund compared to fees paid by a peer group of funds in the allocation/alternative Morningstar category. The Board noted that the fee comparisons were reasonable.  The Board reviewed the contractual arrangements for each Fund, which stated that the Adviser had agreed to waive or limit its management fees and/or reimburse expenses at least until August 31, 2012, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that the advisory fee paid by each Fund is reasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds, and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund relative to its management and compliance oversight, economies of scale was not a material consideration, but would be re-evaluated in the future.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Funds, on a fund by fund basis, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the income and other benefits realized by the Adviser and its affiliates from other activities related to the Funds.  As stated in the materials provided, the Adviser reported it did not receive payments from the Funds other than for advisory fees paid pursuant to the advisory agreement.  The Board reviewed the Adviser's 2011 audited balance sheet and the Adviser’s verbal update that there were no adverse material changes in the financial condition of the Adviser since the date of that balance sheet.  The Board concluded that the Adviser’s level of profitability from its relationship to each Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the continuance of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

The Trustees then reviewed information received related to the Sub-Advisory Agreement, including (a) the investment performance of the Enhanced Income Fund, a peer group of funds and appropriate indices; (b) the Sub-Adviser’s personnel and resources; and (c) comparative fees and expenses of a peer group of funds.

AdvisorOne Funds Annual Report

Additional Information (Unaudited) (Continued)

Nature, Extent and Quality of Services.  As to the nature, quality and extent of the services provided by the Sub-Adviser, the Board noted the experience of the portfolio management and research personnel of the Sub-Adviser, including their experience in the investment field, education and industry credentials.  The Board discussed the financial condition of the Sub-Adviser and reviewed financial information provided.  The Board reviewed the presentation materials prepared by the Sub-Adviser describing their investment process.  The Board discussed the Sub-Adviser’s compliance structure and broker selection process.  It was the consensus of the Trustees that the Sub-Adviser continues to have adequate experience and expertise to manage the Fund for which it acts as sub-adviser in a reasonable manner.

Performance.  As to the investment performance of the Sub-Adviser, the Board reviewed the performance (as measured by the performance of Class N shares) of Enhanced Income Fund as compared to a broad-based securities market index over the past three months, one-year, and since-inception periods.  The Board concluded that the performance of Enhanced Income was reasonable.

Fees and Expenses.  The Board next reviewed the advisory fees and expense ratios of Enhanced Income Fund as compared to a peer group of funds. Such fees appeared to fall within the range of fees and expense ratios provided, and the Board found the fees reasonable.

Profitability.  As to profitability, the Trustees discussed the total fees previously paid, and expected to be paid to the Sub-Adviser based on the Funds’ current assets, and noted that the Sub-Adviser will receive no other compensation from the Fund or the Adviser except the sub-advisory fees earned pursuant to the Sub-Advisory Agreement.  As to the costs of the services to be provided, and profits to be realized, the Trustees reviewed financial information and profitability analysis of the Sub-Adviser and concluded that based on information provided and discussion with the Sub-Adviser, the fee arrangement appeared reasonable and the Sub-Adviser would not reap excessive profits from its relationship with the Fund; however, the Board requested additional documentation further detailing the expenses associated with the Sub-Adviser’s services  to be provided prior to the Board’s next quarterly meeting and therefore only approved the continuance of the Sub-Advisory Agreement for 3 months, until the next quarterly meeting of the Board.

Economies of Scale.  As to economics of scale, the Trustees noted that the Sub-Advisory Agreement did not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Sub-Adviser to share their economies of scale with the Fund and the shareholders if the Fund experiences a substantial growth in assets, however, the Trustees recognized that the Fund had not yet reached an asset level where the Sub-Adviser could realize significant economies of scale.  Consequently, the Trustees concluded that the absence of breakpoints was reasonable under the circumstances.

AdvisorOne Funds Annual Report

Additional Information (Unaudited) (Continued)

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, unanimously approved that the Sub-Advisory Agreement be renewed until the next meeting of the Board in July 2012.

                                                                                                                                                                 Rev. June 2011

FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number

• Employment information

• Account balances

• Account transactions

• Income

• Investment experience

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Who we are

Who is providing this notice?	AdvisorOne Funds

What we do

How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?

We collect your personal information, for example, when you

• open an account

• give us your income information

• provide employment information

• provide account information

• give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

• CLS Investments, LLC

• NorthStar Financial Services Group, LLC

• Gemcom, LLC

• Gemini Fund Services, LLC

• Northern Lights Compliance Services, LLC

• Northern Lights Distributors, LLC

• Orion Advisor Services, LLC

• Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

AdvisorOne Funds

4020 S. 147th Street • Omaha, NE 68137

866-811-0225 • www.advisoronefunds.com

Distributed by Northern Lights Distributors, LLC, Member FINRA

0935-NLD-6/25/2012

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2012

$ 125,000

FY 2011

$ 121,540

FY 2010

$ 118,000

(b)

Audit-Related Fees

FY 2012

$ 0

FY 2011

$ 0

FY 2010

$ 0

Nature of the fees:

(c)

Tax Fees

FY 2012

$ 29,500

FY 2011

$ 28,000

FY 2010

$ 26,800

Nature of the fees:

Preparation of federal and state tax returns and review of annual dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2012

$ 0

$ 0

FY 2011

$ 0

$ 0

FY 2010

$ 0

$ 0

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2012 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

0%

0%

Tax Fees:

0%

0%

All Other Fees:

0%

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2012

$ 29,500

             $ None

FY 2011

$ 28,000

             $ None

FY 2010

$ 26,800

$ None

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2012.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

s/ Todd Clarke

       Todd Clarke, President

Date

7/2/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Todd Clarke

        Todd Clarke, President

Date

7/2/12

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

7/2/12